UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5251

Fidelity Concord Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Nasdaq Composite Index® Fund Semi-Annual Report May 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
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Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Nasdaq®, OMX®, NASDAQ OMX®, Nasdaq Composite®, and The Nasdaq Stock Market®, Inc. are registered trademarks of The NASDAQ OMXGroup, Inc. (which with its Affiliates are the Corporations) and are licensed for use by Fidelity. The product has not been passed on by the Corporations as to its legality or suitability. The product is not issued, endorsed or sold by the Corporations. The Corporations make no warranties and bear no liability with respect to shares of the product.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2019

% of fund's net assets
Microsoft Corp.	6.8
Amazon.com, Inc.	6.2
Apple, Inc.	5.9
Facebook, Inc. Class A	3.0
Alphabet, Inc. Class C	2.8
Alphabet, Inc. Class A	2.4
Cisco Systems, Inc.	1.6
Intel Corp.	1.4
Comcast Corp. Class A	1.3
PepsiCo, Inc.	1.3
32.7

Top Market Sectors as of May 31, 2019

% of fund's net assets
Information Technology	31.3
Communication Services	14.7
Consumer Discretionary	12.4
Health Care	9.7
Financials	6.2
Industrials	4.2
Consumer Staples	3.8
Real Estate	1.3
Utilities	0.5
Energy	0.4

Asset Allocation (% of fund's net assets)

As of May 31, 2019*
Stocks and Equity Futures	100.0%

 * Foreign investments - 5.3%

Schedule of Investments May 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 84.8%
	Shares	Value
COMMUNICATION SERVICES - 14.7%
Diversified Telecommunication Services - 0.1%
Alaska Communication Systems Group, Inc. (a)	34,501	$56,927
Atn International, Inc.	12,205	713,993
B Communications Ltd. (a)	7,810	10,153
Cogent Communications Group, Inc. (b)	28,718	1,680,003
Consolidated Communications Holdings, Inc. (b)	44,289	177,156
Internet Gold Golden Lines Ltd. (a)(b)	10,302	2,896
Iridium Communications, Inc. (a)(b)	70,331	1,507,193
ORBCOMM, Inc. (a)	50,478	337,193
PDVWireless, Inc. (a)	11,876	578,955
Sify Technologies Ltd. sponsored ADR	1,965	2,613
		5,067,082
Entertainment - 1.9%
Activision Blizzard, Inc.	331,764	14,388,605
Changyou.com Ltd. (A Shares) ADR	9,360	171,850
Electronic Arts, Inc. (a)	132,319	12,316,253
GigaMedia Ltd. (a)	1,007	2,286
Global Eagle Entertainment, Inc. (a)(b)	101,998	59,261
Glu Mobile, Inc. (a)	83,327	664,949
Gravity Co. Ltd. ADR (b)	4,254	391,368
NetEase, Inc. ADR	33,141	8,239,184
Netflix, Inc. (a)	189,938	65,201,917
Reading International, Inc. Class A (a)	14,207	187,390
Take-Two Interactive Software, Inc. (a)	49,197	5,320,656
The9 Ltd. sponsored ADR (a)	23,845	30,760
Viacom, Inc.:
Class A	27,682	947,278
Class B (non-vtg.)	197,876	5,744,340
Zynga, Inc. (a)	431,068	2,711,418
		116,377,515
Interactive Media & Services - 8.9%
Alphabet, Inc.:
Class A (a)	132,980	147,142,370
Class C (a)	156,046	172,217,047
ANGI Homeservices, Inc. Class A (a)(b)	46,175	665,844
Autoweb, Inc. (a)	20,851	72,353
Baidu.com, Inc. sponsored ADR (a)	120,942	13,303,620
CarGurus, Inc. Class A (a)(b)	50,178	1,714,080
Facebook, Inc. Class A (a)	1,064,642	188,942,016
IAC/InterActiveCorp (a)	43,477	9,601,895
Liberty TripAdvisor Holdings, Inc. (a)	42,562	453,285
Match Group, Inc. (b)	38,318	2,630,531
MeetMe, Inc. (a)	66,976	259,197
Momo, Inc. ADR	87,228	2,404,876
Professional Diversity Network, Inc. (a)(b)	1,922	5,458
QuinStreet, Inc. (a)	27,593	423,001
SINA Corp. (a)	39,741	1,599,973
Travelzoo, Inc. (a)	6,862	116,723
TripAdvisor, Inc. (a)(b)	69,698	2,946,134
TrueCar, Inc. (a)	53,075	346,049
Weibo Corp. sponsored ADR (a)(b)	41,342	1,716,520
Yandex NV Series A (a)	159,298	5,721,984
YY, Inc. ADR (a)	27,597	1,889,015
Zillow Group, Inc.:
Class A (a)	32,454	1,373,778
Class C (a)(b)	71,127	3,059,884
		558,605,633
Media - 3.2%
AirMedia Group, Inc. ADR (a)(b)	4,175	7,056
AMC Networks, Inc. Class A (a)(b)	25,176	1,328,538
Beasley Broadcast Group, Inc. Class A	6,549	20,760
Central European Media Enterprises Ltd. Class A (a)(b)	135,521	497,362
Charter Communications, Inc. Class A (a)	100,535	37,881,588
Comcast Corp. Class A	1,964,861	80,559,301
comScore, Inc. (a)	33,893	309,104
Criteo SA sponsored ADR (a)(b)	35,411	650,146
Daily Journal Corp. (a)(b)	886	190,393
Discovery Communications, Inc.:
Class A (a)(b)	86,979	2,371,048
Class B (a)	615	19,065
Class C (non-vtg.) (a)	200,078	5,130,000
DISH Network Corp. Class A (a)(b)	127,186	4,592,686
E.W. Scripps Co. Class A	37,206	566,275
Emmis Communications Corp. Class A (a)	7,203	25,931
Fluent, Inc. (a)	61,565	300,437
Fox Corp.:
Class A	154,175	5,431,585
Class B	116,237	4,034,586
GCI Liberty, Inc. (a)(b)	58,039	3,371,486
Hemisphere Media Group, Inc. (a)	14,863	200,651
Insignia Systems, Inc. (a)	7,572	8,178
Liberty Broadband Corp.:
Class A (a)	14,735	1,436,957
Class C (a)	85,362	8,378,280
Liberty Global PLC:
Class A (a)	96,903	2,383,814
Class B (a)	327	8,012
Class C (a)	244,953	5,937,661
Liberty Latin America Ltd.:
Class A (a)	27,916	475,968
Class C (a)	68,584	1,178,959
Liberty Media Corp.:
Class B (a)	5	180
Liberty Braves Class A (a)	12,004	318,586
Liberty Braves Class C (a)	20,116	535,287
Liberty Formula One Group Series C (a)	117,580	4,389,261
Liberty Media Class A (a)	14,368	523,283
Liberty SiriusXM Series A (a)	66,386	2,391,224
Liberty SiriusXM Series C (a)	123,843	4,475,686
Loral Space & Communications Ltd. (a)	13,720	465,108
Marchex, Inc. Class B (a)	34,542	150,603
MDC Partners, Inc. Class A (a)	47,873	134,044
News Corp.:
Class A	214,103	2,438,633
Class B	111,410	1,297,927
Nexstar Broadcasting Group, Inc. Class A	25,789	2,582,768
Perion Network Ltd. (a)	4,851	14,990
Salem Communications Corp. Class A	10,029	20,359
Scholastic Corp.	18,793	621,860
Sinclair Broadcast Group, Inc. Class A	40,729	2,186,333
Sirius XM Holdings, Inc. (b)	1,931,657	10,257,099
TechTarget, Inc. (a)	19,894	375,997
Tribune Publishing Co.	23,863	234,335
Urban One, Inc. Class D (non-vtg.) (a)	18,618	33,512
VisionChina Media, Inc. ADR (a)(c)	1,079	0
		200,742,902
Wireless Telecommunication Services - 0.6%
Boingo Wireless, Inc. (a)(b)	26,067	492,666
Gogo, Inc. (a)(b)	65,948	322,486
Millicom International Cellular SA (b)	45,551	2,559,966
Partner Communications Co. Ltd. ADR (a)	1,446	6,550
Shenandoah Telecommunications Co.	34,510	1,387,647
Spok Holdings, Inc.	14,862	229,618
T-Mobile U.S., Inc. (a)	369,317	27,122,640
VEON Ltd. sponsored ADR (b)	828,386	1,905,288
Vodafone Group PLC sponsored ADR	257,256	4,170,120
		38,196,981

TOTAL COMMUNICATION SERVICES		918,990,113

CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.2%
ADOMANI, Inc. (a)(b)	20,373	6,316
China Automotive Systems, Inc. (a)	13,333	30,533
China XD Plastics Co. Ltd. (a)	26,293	56,267
Dorman Products, Inc. (a)(b)	18,396	1,502,217
Fox Factory Holding Corp. (a)	21,185	1,419,819
Gentex Corp.	144,258	3,081,351
Gentherm, Inc. (a)(b)	20,636	771,374
Kandi Technolgies, Inc. (a)(b)	45,300	213,816
Motorcar Parts of America, Inc. (a)(b)	13,721	242,999
Shiloh Industries, Inc. (a)	15,910	64,276
SORL Auto Parts, Inc. (a)	7,832	26,707
Strattec Security Corp.	1,501	36,985
The Goodyear Tire & Rubber Co.	151,001	2,024,923
Visteon Corp. (a)(b)	15,468	688,481
Workhorse Group, Inc. (a)(b)	35,585	51,598
		10,217,662
Automobiles - 0.2%
Tesla, Inc. (a)(b)	75,661	14,009,391
Distributors - 0.2%
Core-Mark Holding Co., Inc.	29,431	1,085,415
Educational Development Corp.	10,900	80,551
LKQ Corp. (a)	178,030	4,566,470
Pool Corp.	22,239	3,998,127
Weyco Group, Inc.	10,577	264,637
		9,995,200
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)	8,624	241,300
Ascent Capital Group, Inc. (a)	6,274	7,905
Career Education Corp. (a)	41,490	778,767
Collectors Universe, Inc.	11,030	232,071
Frontdoor, Inc. (a)	47,340	1,903,541
Grand Canyon Education, Inc. (a)	26,904	3,224,713
Houghton Mifflin Harcourt Co. (a)	79,374	447,669
Laureate Education, Inc. Class A (a)	59,732	959,296
Lincoln Educational Services Corp. (a)	11,240	29,674
Strategic Education, Inc.	16,424	2,890,460
Tarena International, Inc. ADR	26,977	87,136
Weight Watchers International, Inc. (a)(b)	37,310	645,090
Xpresspa Group, Inc. (a)(b)	407	773
		11,448,395
Hotels, Restaurants & Leisure - 1.7%
BJ's Restaurants, Inc.	11,501	481,777
Bloomin' Brands, Inc.	51,284	990,294
Caesars Entertainment Corp. (a)(b)	82,164	722,222
Carrols Restaurant Group, Inc. (a)	24,955	212,617
Century Casinos, Inc. (a)	18,295	159,898
Churchill Downs, Inc.	27,649	2,725,638
Chuy's Holdings, Inc. (a)(b)	9,648	213,414
Cracker Barrel Old Country Store, Inc. (b)	13,337	2,095,109
Dave & Buster's Entertainment, Inc. (b)	21,332	1,061,054
Del Frisco's Restaurant Group, Inc. (a)(b)	17,600	120,736
Del Taco Restaurants, Inc. (a)	26,399	285,637
Denny's Corp. (a)	38,990	767,323
Diversified Restaurant Holdings, Inc. (a)	14,071	11,316
Dunkin' Brands Group, Inc.	45,904	3,406,995
El Pollo Loco Holdings, Inc. (a)	20,392	213,708
Eldorado Resorts, Inc. (a)(b)	25,498	1,253,737
Empire Resorts, Inc. (a)	17,333	211,636
Extended Stay America, Inc. unit	105,950	1,815,983
Famous Dave's of America, Inc. (a)(b)	3,113	11,705
Fiesta Restaurant Group, Inc. (a)	14,421	204,490
Golden Entertainment, Inc. (a)	11,711	151,072
Good Times Restaurants, Inc. (a)	8,038	17,041
Habit Restaurants, Inc. Class A (a)(b)	20,233	206,377
Huazhu Group Ltd. ADR (b)	81,086	2,481,232
Inspired Entertainment, Inc. (a)	11,329	84,174
International Speedway Corp. Class A	12,637	565,632
Jack in the Box, Inc.	15,092	1,255,654
Lindblad Expeditions Holdings (a)(b)	32,411	528,948
Marriott International, Inc. Class A	151,984	18,973,683
Melco Crown Entertainment Ltd. sponsored ADR (b)	134,103	2,588,188
Monarch Casino & Resort, Inc. (a)	10,789	464,251
Nathan's Famous, Inc.	3,678	248,633
Noodles & Co. (a)	27,889	201,637
Papa John's International, Inc. (b)	19,371	938,912
Peak Resorts, Inc.	8,205	33,805
Penn National Gaming, Inc. (a)(b)	58,428	1,101,368
Playa Hotels & Resorts NV (a)	74,578	600,353
Potbelly Corp. (a)	13,868	69,756
Rave Restaurant Group, Inc. (a)	4,931	11,341
RCI Hospitality Holdings, Inc.	7,136	116,031
Red Robin Gourmet Burgers, Inc. (a)(b)	6,865	175,607
Red Rock Resorts, Inc.	21,844	456,103
Ruth's Hospitality Group, Inc.	18,941	433,181
Scientific Games Corp. Class A (a)(b)	49,089	937,600
Starbucks Corp.	541,008	41,149,068
Texas Roadhouse, Inc. Class A	39,896	2,045,069
The Cheesecake Factory, Inc. (b)	25,301	1,094,268
The Stars Group, Inc. (a)(b)	151,271	2,505,888
Town Sports International Holdings, Inc. (a)	21,501	55,258
Tuniu Corp. Class A sponsored ADR (a)(b)	18,162	57,029
Wendy's Co.	143,476	2,638,524
Wingstop, Inc. (b)	16,204	1,291,135
Wynn Resorts Ltd.	47,151	5,060,717
		105,502,824
Household Durables - 0.4%
Bassett Furniture Industries, Inc.	7,501	110,190
Cavco Industries, Inc. (a)	5,290	759,644
Flexsteel Industries, Inc.	5,816	99,744
Garmin Ltd.	105,981	8,105,427
GoPro, Inc. Class A (a)(b)	67,299	423,984
Green Brick Partners, Inc. (a)	26,169	227,409
Helen of Troy Ltd. (a)	13,978	1,867,601
Hooker Furniture Corp.	6,220	166,883
iRobot Corp. (a)(b)	15,168	1,321,284
LGI Homes, Inc. (a)(b)	11,902	811,716
Lifetime Brands, Inc.	11,982	93,460
Live Ventures, Inc. (a)	1,151	8,045
Newell Brands, Inc.	260,175	3,491,549
Nova LifeStyle, Inc. (a)	8,342	5,756
Roku, Inc. Class A (a)	45,420	4,105,968
Sonos, Inc. (b)	56,460	573,069
Turtle Beach Corp. (a)(b)	7,033	58,515
Universal Electronics, Inc. (a)	7,428	292,589
VOXX International Corp. (a)	10,039	35,839
Vuzix Corp. (a)(b)	40,728	84,714
Zagg, Inc. (a)	14,972	99,714
		22,743,100
Internet & Direct Marketing Retail - 7.9%
1-800-FLOWERS.com, Inc. Class A (a)	32,541	594,199
Amazon.com, Inc. (a)	219,729	390,034,356
Baozun, Inc. sponsored ADR (a)(b)	24,322	954,152
CNOVA NV (a)	178,552	678,196
Ctrip.com International Ltd. ADR (a)	210,985	7,291,642
Duluth Holdings, Inc. (a)(b)	18,517	276,829
eBay, Inc.	427,499	15,360,039
Etsy, Inc. (a)	66,434	4,139,503
EVINE Live, Inc. (a)	96,670	43,502
Expedia, Inc.	59,068	6,792,820
Gaia, Inc. Class A (a)(b)	26,637	197,913
Groupon, Inc. (a)	318,729	1,125,113
JD.com, Inc. sponsored ADR (a)	402,112	10,358,405
Jmu Ltd. sponsored ADR (a)(b)	6,133	7,237
Lands' End, Inc. (a)(b)	17,966	222,239
Liberty Expedia Holdings, Inc. (a)	30,746	1,267,658
Liberty Interactive Corp. QVC Group(a)	205	2,563
Liberty Interactive Corp. QVC Group Series A (a)	228,404	2,861,902
Liquidity Services, Inc. (a)	23,372	131,351
MakeMyTrip Ltd. (a)(b)	32,196	756,606
MercadoLibre, Inc. (a)	19,667	11,220,417
Overstock.com, Inc. (a)(b)	19,935	190,379
PetMed Express, Inc. (b)	11,596	202,582
Pinduoduo, Inc. ADR (b)	142,290	2,763,272
Points International Ltd. (a)	16,254	194,235
Remark Holdings, Inc. (a)(b)	34,230	34,230
Shutterfly, Inc. (a)	22,380	1,062,602
Stamps.com, Inc. (a)(b)	9,758	327,283
The Booking Holdings, Inc. (a)	20,249	33,536,799
U.S. Auto Parts Network, Inc. (a)	40,489	41,299
		492,669,323
Leisure Products - 0.1%
American Outdoor Brands Corp. (a)	31,272	262,372
BRP, Inc.	24,000	718,082
Clarus Corp.	14,880	189,720
Escalade, Inc.	6,771	75,361
Hasbro, Inc. (b)	54,666	5,200,923
Johnson Outdoors, Inc. Class A	5,775	426,253
Malibu Boats, Inc. Class A (a)	12,246	439,631
Mattel, Inc. (a)(b)	191,729	1,888,531
MCBC Holdings, Inc. (a)	12,347	245,211
Summer Infant, Inc. (a)	1,750	886
		9,446,970
Media - 0.0%
iQIYI, Inc. ADR (a)(b)	163,309	2,977,123
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	103,369	10,501,257
Ollie's Bargain Outlet Holdings, Inc. (a)	35,059	3,461,024
		13,962,281
Specialty Retail - 0.9%
America's Car Mart, Inc. (a)	3,745	322,445
Ascena Retail Group, Inc. (a)(b)	118,628	124,559
Bed Bath & Beyond, Inc. (b)	80,385	1,020,086
Big 5 Sporting Goods Corp. (b)	22,393	44,786
Citi Trends, Inc.	7,084	96,909
Conn's, Inc. (a)	16,466	295,565
DavidsTea, Inc. (a)(b)	21,923	25,211
Destination XL Group, Inc. (a)	28,678	48,179
Five Below, Inc. (a)	30,949	3,984,065
Hibbett Sports, Inc. (a)(b)	12,390	274,067
Kirkland's, Inc. (a)(b)	8,678	34,972
Michaels Companies, Inc. (a)(b)	97,703	890,074
Monro, Inc. (b)	18,906	1,506,997
O'Reilly Automotive, Inc. (a)	35,443	13,162,467
Office Depot, Inc.	293,964	576,169
Rent-A-Center, Inc. (a)	30,235	721,407
Ross Stores, Inc.	164,178	15,266,912
Sears Hometown & Outlet Stores, Inc. (a)(b)	29,795	64,953
Shoe Carnival, Inc. (b)	8,600	220,934
Sleep Number Corp. (a)	23,390	814,206
Sportsman's Warehouse Holdings, Inc. (a)(b)	40,983	150,817
Tandy Leather Factory, Inc. (a)	5,773	29,904
The Children's Place Retail Stores, Inc. (b)	10,570	979,416
Tile Shop Holdings, Inc.	27,665	115,640
Tractor Supply Co.	67,865	6,839,435
Trans World Entertainment Corp. (a)	9,547	2,816
TravelCenters of America LLC (a)	25,541	90,671
Ulta Beauty, Inc. (a)	26,529	8,844,238
Urban Outfitters, Inc. (a)(b)	65,559	1,473,111
Winmark Corp.	2,473	407,649
Zumiez, Inc. (a)	13,387	264,795
		58,693,455
Textiles, Apparel & Luxury Goods - 0.4%
Beyond Meat, Inc. (b)	31,790	3,309,975
Centric Brands, Inc. (a)	3,423	12,049
Charles & Colvard Ltd. (a)	4,097	9,997
Columbia Sportswear Co.	38,158	3,578,457
Crocs, Inc. (a)	41,108	794,207
Crown Crafts, Inc.	8,885	44,692
Fossil Group, Inc. (a)(b)	27,464	268,873
G-III Apparel Group Ltd. (a)	26,962	693,732
Kingold Jewelry, Inc. (a)(b)	26,949	20,778
Lakeland Industries, Inc. (a)	6,566	80,105
lululemon athletica, Inc. (a)	66,723	11,048,662
Nightstar Therapeutics PLC ADR (a)	8,267	210,726
Rocky Brands, Inc.	7,518	183,890
Sequential Brands Group, Inc. (a)(b)	33,822	24,690
Steven Madden Ltd.	48,076	1,454,780
Superior Group of Companies, Inc.	8,722	139,639
Vera Bradley, Inc. (a)	18,019	197,308
		22,072,560

TOTAL CONSUMER DISCRETIONARY		773,738,284

CONSUMER STAPLES - 3.8%
Beverages - 1.6%
Celsius Holdings, Inc. (a)	39,333	157,332
Coca-Cola Bottling Co. Consolidated	4,469	1,349,683
Craft Brew Alliance, Inc. (a)	16,286	224,910
MGP Ingredients, Inc. (b)	9,515	572,898
Monster Beverage Corp. (a)	242,000	14,970,120
National Beverage Corp. (b)	26,081	1,177,557
New Age Beverages Corp. (a)(b)	46,863	237,127
PepsiCo, Inc.	615,237	78,750,336
Primo Water Corp. (a)	26,082	300,986
		97,740,949
Food & Staples Retailing - 1.2%
Andersons, Inc.	17,151	465,993
Casey's General Stores, Inc. (b)	20,434	2,637,621
Chefs' Warehouse Holdings (a)(b)	16,733	529,934
China Jo-Jo Drugstores, Inc. (a)	105,303	111,621
Costco Wholesale Corp.	191,630	45,910,715
G Willi-Food International Ltd. (a)	4,242	41,105
Ingles Markets, Inc. Class A	11,952	356,289
PriceSmart, Inc.	17,300	840,780
SpartanNash Co.	18,179	209,786
Sprouts Farmers Market LLC (a)	71,511	1,433,796
Walgreens Boots Alliance, Inc.	413,369	20,395,626
		72,933,266
Food Products - 1.0%
Alico, Inc.	5,485	141,348
Bridgford Foods Corp. (a)	457	13,162
Cal-Maine Foods, Inc. (b)	23,771	880,002
Calavo Growers, Inc. (b)	9,847	861,120
Farmer Brothers Co. (a)	11,563	211,834
Freshpet, Inc. (a)(b)	20,178	937,672
Future FinTech Group, Inc. (a)(b)	23,108	27,730
Hostess Brands, Inc. Class A (a)(b)	56,044	750,429
J&J Snack Foods Corp.	10,498	1,688,603
John B. Sanfilippo & Son, Inc.	4,608	353,203
Lancaster Colony Corp.	15,280	2,197,722
Landec Corp. (a)	22,245	220,670
Lifeway Foods, Inc. (a)	8,620	18,361
Limoneira Co.	11,551	218,891
Mondelez International, Inc.	634,405	32,259,494
nLIGHT, Inc. (a)(b)	19,849	370,978
Origin Agritech Ltd. (a)(b)	2,744	16,793
Pilgrim's Pride Corp. (a)(b)	138,186	3,533,416
Pingtan Marine Enterprise Ltd. (b)	37,129	81,313
S&W Seed Co. (a)	10,249	30,235
Sanderson Farms, Inc. (b)	12,392	1,694,110
Seneca Foods Corp. Class A (a)	5,997	148,126
SunOpta, Inc. (a)(b)	45,709	174,151
The Hain Celestial Group, Inc. (a)(b)	57,981	1,182,233
The Kraft Heinz Co.	530,522	14,668,933
The Simply Good Foods Co. (a)	44,451	955,252
		63,635,781
Household Products - 0.0%
Central Garden & Pet Co. Class A (non-vtg.) (a)	27,533	704,019
WD-40 Co. (b)	7,722	1,207,180
		1,911,199
Personal Products - 0.0%
Inter Parfums, Inc.	17,219	1,115,447
LifeVantage Corp. (a)	12,732	142,853
Mannatech, Inc.	1,439	24,118
Natural Alternatives International, Inc. (a)	3,874	47,418
Natural Health Trends Corp.	6,237	63,493
Nature's Sunshine Products, Inc. (a)	9,832	94,682
Neptune Technologies & Bioressources, Inc. (a)(b)	76,890	317,436
Reliv International, Inc. (a)	131	639
United-Guardian, Inc.	2,237	43,800
Veru, Inc. (a)	19,258	37,938
		1,887,824

TOTAL CONSUMER STAPLES		238,109,019

ENERGY - 0.4%
Energy Equipment & Services - 0.1%
CSI Compressco LP	40,747	131,205
Dawson Geophysical Co. (a)	25,066	56,148
Dmc Global, Inc.	9,729	658,070
ENGlobal Corp. (a)	14,877	11,902
Geospace Technologies Corp. (a)	17,981	224,942
Gulf Island Fabrication, Inc. (a)	16,055	128,440
KLX Energy Services Holdings, Inc. (a)	14,667	288,940
Mammoth Energy Services, Inc. (b)	24,626	258,573
Matrix Service Co. (a)	14,130	255,753
Mitcham Industries, Inc. (a)	6,441	23,252
NCS Multistage Holdings, Inc. (a)(b)	43,968	117,395
Patterson-UTI Energy, Inc.	115,875	1,231,751
Profire Energy, Inc. (a)	42,605	63,908
RigNet, Inc. (a)	14,173	118,203
SAExploration Holdings, Inc. (a)(b)	22,492	67,251
SAExploration Holdings, Inc.:
warrants 7/27/21 (a)(d)	30	0
warrants 7/27/21 (a)(d)	30	0
Smart Sand, Inc. (a)(b)	21,813	72,637
Synthesis Energy Systems, Inc. (a)	10,903	3,980
		3,712,350
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp. (a)	86,340	82,463
Aemetis, Inc. (a)	6,669	6,869
Alliance Resource Partners LP	70,562	1,214,372
Alta Mesa Resources, Inc. Class A (a)(b)	228,343	33,087
Altus Midstream Co. (a)(b)	48,954	224,209
Amplify Energy Corp. warrants 5/4/22 (a)	717	16
Approach Resources, Inc. (a)(b)	115,201	24,630
Berry Petroleum Corp.	42,400	455,800
Blueknight Energy Partners LP	42,817	46,242
Calumet Specialty Products Partners LP (a)	61,788	262,599
Capital Product Partners LP	9,983	100,629
Carrizo Oil & Gas, Inc. (a)(b)	51,622	525,512
Centennial Resource Development, Inc. Class A (a)(b)	146,786	1,159,609
Clean Energy Fuels Corp. (a)	161,939	432,377
Diamondback Energy, Inc.	91,756	8,997,593
Dorchester Minerals LP	27,616	497,640
Extraction Oil & Gas, Inc. (a)(b)	95,555	323,931
Gevo, Inc. (a)	22,927	42,873
Golar LNG Ltd.	55,145	1,003,088
Golar LNG Partners LP	40,472	454,501
Green Plains Partners LP	15,501	220,889
Green Plains, Inc.	21,706	283,263
Gulfport Energy Corp. (a)(b)	102,132	558,662
Hallador Energy Co.	23,992	135,795
Hongli Clean Energy Technologies Corp. (a)(c)	448	2,074
Isramco, Inc. (a)	1,333	158,254
Legacy Reserves, Inc. (a)(b)	155,705	19,634
Lonestar Resources U.S., Inc. (a)	22,387	61,564
Marine Petroleum Trust	339	936
Martin Midstream Partners LP	28,709	193,212
Mid-Con Energy Partners LP (a)	12,520	6,373
Nextdecade Corp. (a)(b)	65,743	356,984
Pacific Ethanol, Inc. (a)	84,787	82,218
PDC Energy, Inc. (a)	36,660	1,118,863
Penn Virginia Corp. (a)(b)	8,755	267,028
PrimeEnergy Corp. (a)	381	50,864
Ramaco Resources, Inc. (a)	21,088	118,725
Renewable Energy Group, Inc. (a)(b)	19,160	299,662
StealthGas, Inc. (a)(b)	21,084	72,107
Tellurian, Inc. (a)(b)	137,676	1,058,728
Torchlight Energy Resources, Inc. (a)(b)	84,218	95,166
TransGlobe Energy Corp.	84,684	127,189
U.S. Energy Corp. (a)	529	227
Ultra Petroleum Corp. (a)(b)	128,433	47,456
Vertex Energy, Inc. (a)	18,165	23,615
Viper Energy Partners LP	35,053	981,484
Westwater Resources, Inc. (a)(b)	828	4,637
Zion Oil & Gas, Inc. (a)(b)	135,287	60,852
		22,294,501

TOTAL ENERGY		26,006,851

FINANCIALS - 6.2%
Banks - 2.6%
1st Constitution Bancorp	4,489	83,765
1st Source Corp.	16,617	727,160
ACNB Corp.	4,529	161,685
Allegiance Bancshares, Inc. (a)	13,633	442,527
American National Bankshares, Inc.	6,086	212,280
American River Bankshares	3,241	40,513
Ameris Bancorp	27,117	956,959
Ames National Corp.	6,067	159,562
Arrow Financial Corp.	8,794	282,903
Atlantic Capital Bancshares, Inc. (a)	20,721	338,996
BancFirst Corp.	20,722	1,082,310
Bancorp, Inc., Delaware (a)	36,694	326,577
Bank of Commerce Holdings	11,306	116,452
Bank of Marin Bancorp	13,628	552,070
Bank OZK	71,682	2,071,610
BankFinancial Corp.	14,628	203,329
Bankwell Financial Group, Inc.	4,285	122,380
Banner Corp.	19,210	969,337
BCB Bancorp, Inc.	9,394	114,983
BOK Financial Corp.	40,141	3,007,765
Boston Private Financial Holdings, Inc.	54,176	555,304
Bridge Bancorp, Inc.	16,145	449,315
Brookline Bancorp, Inc., Delaware	43,929	630,381
Bryn Mawr Bank Corp.	10,749	392,983
C & F Financial Corp.	2,765	132,886
Camden National Corp.	10,935	463,097
Capital City Bank Group, Inc.	17,094	400,171
Capstar Financial Holdings, Inc.	13,933	206,626
Carolina Financial Corp.	12,628	419,250
Cathay General Bancorp	45,230	1,521,537
Centerstate Banks of Florida, Inc.	72,405	1,584,945
Central Valley Community Bancorp	8,707	170,831
Century Bancorp, Inc. Class A (non-vtg.)	2,504	224,383
Chemical Financial Corp.	39,863	1,509,213
Chemung Financial Corp.	4,490	201,152
Citizens Community Bancorp, Inc.	3,814	41,001
Citizens Holding Co.	1,310	27,314
City Holding Co. (b)	11,138	813,631
Civista Bancshares, Inc.	12,037	261,203
CNB Financial Corp., Pennsylvania	11,686	289,229
Codorus Valley Bancorp, Inc.	7,110	149,452
Colony Bankcorp, Inc.	3,930	65,631
Columbia Banking Systems, Inc.	40,980	1,366,683
Commerce Bancshares, Inc. (b)	61,941	3,551,078
Community Bankers Trust Corp.	16,444	119,712
Community Financial Corp.	3,550	110,157
Community Trust Bancorp, Inc.	10,703	423,732
ConnectOne Bancorp, Inc.	20,190	424,192
County Bancorp, Inc.	3,530	60,787
CVB Financial Corp.	78,520	1,613,586
DNB Financial Corp.	2,582	109,425
Eagle Bancorp Montana, Inc.	2,037	33,407
Eagle Bancorp, Inc.	20,439	1,084,902
East West Bancorp, Inc.	80,678	3,446,564
Enterprise Bancorp, Inc.	7,478	209,683
Enterprise Financial Services Corp.	14,907	584,205
Equity Bancshares, Inc. (a)	10,160	252,781
Farmers & Merchants Bancorp, Inc.	7,012	207,205
Farmers National Banc Corp.	18,733	251,959
Fidelity Southern Corp.	20,728	583,908
Fifth Third Bancorp	427,468	11,327,902
Financial Institutions, Inc.	9,689	261,894
First Bancorp, North Carolina	16,272	576,192
First Bancshares, Inc.	10,617	316,387
First Bank Hamilton New Jersey	14,532	162,758
First Busey Corp.	30,575	755,508
First Capital, Inc.	704	34,320
First Citizens Bancshares, Inc.	5,801	2,437,000
First Community Bankshares, In	14,247	466,732
First Community Corp.	3,289	58,478
First Financial Bancorp, Ohio (b)	54,824	1,223,672
First Financial Bankshares, Inc. (b)	37,945	2,149,964
First Financial Corp., Indiana	8,101	306,461
First Financial Northwest, Inc.	10,995	166,684
First Foundation, Inc.	23,394	306,695
First Guaranty Bancshares, Inc.	6,656	137,114
First Hawaiian, Inc.	75,226	1,872,375
First Internet Bancorp	8,630	175,448
First Interstate Bancsystem, Inc.	23,763	877,092
First Merchants Corp.	27,836	925,547
First Mid-Illinois Bancshares, Inc.	11,244	375,774
First Midwest Bancorp, Inc., Delaware	59,323	1,156,205
First Northwest Bancorp	6,852	110,043
First of Long Island Corp.	18,772	400,782
Flushing Financial Corp.	19,256	404,954
Fulton Financial Corp.	98,096	1,545,993
German American Bancorp, Inc.	17,425	485,635
Glacier Bancorp, Inc. (b)	47,138	1,857,709
Great Southern Bancorp, Inc.	10,419	575,337
Grupo Financiero Galicia SA sponsored ADR (b)	38,413	983,757
Guaranty Bancshares, Inc. Texas	8,164	238,797
Hancock Whitney Corp.	47,418	1,800,936
Hanmi Financial Corp.	20,339	419,390
HarborOne Bancorp, Inc. (a)	20,722	371,753
Hawthorn Bancshares, Inc.	762	20,102
Heartland Financial U.S.A., Inc.	19,354	799,127
Heritage Commerce Corp.	29,498	351,321
Heritage Financial Corp., Washington (b)	22,026	618,931
Home Bancshares, Inc.	94,396	1,653,818
HomeTrust Bancshares, Inc.	11,346	277,750
Hope Bancorp, Inc.	71,026	914,105
Horizon Bancorp, Inc. Indiana	31,602	490,147
Howard Bancorp, Inc. (a)	11,970	166,383
Huntington Bancshares, Inc.	593,654	7,509,723
IBERIABANK Corp.	30,726	2,196,909
Independent Bank Corp.	20,718	438,186
Independent Bank Corp., Massachusetts (b)	19,887	1,379,163
Independent Bank Group, Inc.	24,511	1,265,748
International Bancshares Corp.	40,448	1,474,734
Investar Holding Corp.	8,715	208,201
Investors Bancorp, Inc.	163,153	1,698,423
Lakeland Bancorp, Inc.	40,167	618,973
Lakeland Financial Corp. (b)	16,292	716,033
Landmark Bancorp, Inc.	2,319	54,033
LCNB Corp.	12,147	206,135
LegacyTexas Financial Group, Inc. (b)	27,519	1,004,444
Live Oak Bancshares, Inc. (b)	19,604	304,450
Macatawa Bank Corp.	20,908	212,216
MBT Financial Corp.	19,898	181,868
Mercantil Bank Holding Corp. Class A	6,090	113,396
Mercantile Bank Corp.	12,064	372,174
Midland States Bancorp, Inc.	16,529	404,961
MidWestOne Financial Group, Inc.	8,799	244,964
MutualFirst Financial, Inc.	4,994	149,221
National Bankshares, Inc.	4,034	153,131
NBT Bancorp, Inc.	26,688	959,434
Nicolet Bankshares, Inc. (a)	7,073	413,700
Northeast Bank (b)	7,547	155,921
Northrim Bancorp, Inc.	5,057	169,056
Norwood Financial Corp.	3,432	109,996
Oak Valley Bancorp Oakdale California (b)	5,104	96,006
Old Line Bancshares, Inc.	15,413	379,622
Old National Bancorp, Indiana (b)	98,049	1,562,901
Old Point Financial Corp.	2,751	58,651
Old Second Bancorp, Inc.	25,460	310,612
Opus Bank	23,539	472,428
Orrstown Financial Services, Inc.	7,486	159,003
Pacific Mercantile Bancorp (a)	11,962	92,945
Pacific Premier Bancorp, Inc.	41,228	1,166,752
PacWest Bancorp	67,576	2,455,712
Patriot National Bancorp, Inc.	1,723	26,827
PCSB Financial Corp.	16,016	314,554
Peapack-Gladstone Financial Corp.	13,648	369,042
Penns Woods Bancorp, Inc.	3,275	137,026
People's Utah Bancorp	12,757	357,196
Peoples Bancorp of North Carolina	2,809	76,826
Peoples Bancorp, Inc.	13,997	432,647
Peoples Financial Services Corp.	4,097	177,810
Peoples United Financial, Inc. (b)	218,605	3,359,959
Pinnacle Financial Partners, Inc. (b)	43,093	2,281,774
Popular, Inc.	55,903	2,918,696
Preferred Bank, Los Angeles	9,881	432,491
Premier Financial Bancorp, Inc.	14,394	224,690
QCR Holdings, Inc.	9,138	293,147
Randolph Bancorp, Inc. (a)	3,346	49,855
Reliant Bancorp, Inc.	8,809	191,684
Renasant Corp.	31,733	1,072,575
Republic Bancorp, Inc., Kentucky Class A	13,488	618,290
Republic First Bancorp, Inc. (a)	51,967	251,520
S&T Bancorp, Inc. (b)	20,420	769,834
Salisbury Bancorp, Inc.	1,410	55,173
Sandy Spring Bancorp, Inc.	19,903	639,881
SB Financial Group, Inc.	3,090	54,662
SB One Bancorp	5,449	119,606
Seacoast Banking Corp., Florida (a)(b)	27,356	634,386
Select Bancorp, Inc. New (a)	7,749	85,626
ServisFirst Bancshares, Inc. (b)	31,925	1,000,530
Shore Bancshares, Inc.	9,065	139,148
Sierra Bancorp	9,675	239,940
Signature Bank	29,716	3,403,968
Simmons First National Corp. Class A	51,609	1,177,201
SmartFinancial, Inc. (a)	10,154	208,259
Sound Financial Bancorp, Inc.	560	19,331
South State Corp.	19,799	1,304,556
Southern First Bancshares, Inc. (a)	4,670	166,392
Southern National Bancorp of Virginia, Inc.	16,511	228,017
Southside Bancshares, Inc.	18,447	600,819
Stock Yards Bancorp, Inc.	17,937	597,840
Summit Financial Group, Inc.	12,099	299,450
Summit State Bank	3,173	36,109
SVB Financial Group (a)	29,443	5,929,820
Texas Capital Bancshares, Inc. (a)	27,968	1,602,566
The Bank of Princeton (b)	4,360	122,298
The First Bancorp, Inc.	6,253	158,076
TowneBank	39,887	1,011,534
Trico Bancshares	20,207	753,721
TriState Capital Holdings, Inc. (a)(b)	23,198	477,183
Triumph Bancorp, Inc. (a)	13,714	384,952
Trustmark Corp.	44,476	1,413,003
UMB Financial Corp. (b)	27,775	1,714,829
Umpqua Holdings Corp.	122,752	1,960,349
Union Bankshares Corp.	45,844	1,480,761
Union Bankshares, Inc.	2,141	70,482
United Bankshares, Inc., West Virginia (b)	57,556	2,059,354
United Community Bank, Inc.	45,447	1,204,800
United Security Bancshares, Inc.	3,330	30,470
Unity Bancorp, Inc.	5,768	116,225
Univest Corp. of Pennsylvania	18,579	443,667
Valley National Bancorp	185,720	1,823,770
Veritex Holdings, Inc.	30,535	776,505
Washington Trust Bancorp, Inc. (b)	11,648	571,800
Wellesley Bancorp, Inc.	1,635	54,364
WesBanco, Inc.	31,582	1,122,108
West Bancorp., Inc.	9,814	204,131
Westamerica Bancorp. (b)	16,135	966,325
Wintrust Financial Corp.	31,414	2,127,984
Zions Bancorp NA (b)	103,830	4,471,958
		165,363,833
Capital Markets - 1.9%
B. Riley Financial, Inc. (b)	14,066	278,929
BGC Partners, Inc. Class A	163,907	770,363
Blucora, Inc. (a)	26,443	818,940
Capital Southwest Corp.	11,586	249,910
Capitala Finance Corp.	9,727	82,777
Carlyle Group LP	66,783	1,315,625
China Finance Online Co. Ltd. ADR (a)(b)	8,455	6,426
China Internet Nationwide Financial Services, Inc. (a)(b)	11,616	21,838
CM Finance, Inc.	10,178	73,383
CME Group, Inc.	189,983	36,499,534
Cowen Group, Inc. Class A (a)(b)	15,542	235,461
Diamond Hill Investment Group, Inc.	2,071	297,189
E*TRADE Financial Corp.	138,844	6,220,211
GTY Govtech, Inc. (a)(b)	28,848	256,170
Hamilton Lane, Inc. Class A	15,282	751,263
Harvest Capital Credit Corp.	3,546	36,134
Hennessy Advisors, Inc.	3,812	34,994
Horizon Technology Finance Corp.	12,178	141,508
iFresh, Inc. (a)(b)	31,015	35,047
INTL FCStone, Inc. (a)(b)	11,087	385,384
LPL Financial	48,249	3,870,535
MarketAxess Holdings, Inc. (b)	22,691	6,757,834
Morningstar, Inc.	23,865	3,342,055
Newtek Business Services Corp. (b)	17,076	360,133
Northern Trust Corp.	122,182	10,449,005
SEI Investments Co.	85,434	4,293,059
Siebert Financial Corp. (a)(b)	13,759	122,318
Silvercrest Asset Management Group Class A	5,385	71,890
T. Rowe Price Group, Inc.	132,166	13,367,269
TD Ameritrade Holding Corp.	313,476	15,595,431
The NASDAQ OMX Group, Inc.	92,405	8,375,589
TheStreet.com, Inc.	2,560	15,846
U.S. Global Investments, Inc. Class A	15,643	17,520
Value Line, Inc.	5,177	126,267
Virtu Financial, Inc. Class A (b)	24,824	571,448
Virtus Investment Partners, Inc.	4,331	439,986
Wins Finance Holdings, Inc. (a)	9,151	143,122
WisdomTree Investments, Inc. (b)	86,714	521,151
Yintech Investment Holdings Ltd. sponsored ADR (a)	5,350	24,824
		116,976,368
Consumer Finance - 0.2%
Atlanticus Holdings Corp. (a)	2,688	9,381
Consumer Portfolio Services, Inc. (a)	11,810	38,501
Credit Acceptance Corp. (a)(b)	10,504	4,793,921
Encore Capital Group, Inc. (a)(b)	18,864	647,790
EZCORP, Inc. (non-vtg.) Class A (a)(b)	27,154	238,412
First Cash Financial Services, Inc.	27,098	2,566,723
LexinFintech Holdings Ltd. ADR (a)	49,254	556,570
Navient Corp.	148,246	1,933,128
Nicholas Financial, Inc. (a)	4,973	43,713
PRA Group, Inc. (a)(b)	26,291	725,895
SLM Corp.	242,531	2,306,470
World Acceptance Corp. (a)	6,070	803,000
		14,663,504
Diversified Financial Services - 0.1%
A-Mark Precious Metals, Inc. (a)	3,619	45,201
Ability, Inc. (a)	8,280	10,764
China Bat Group, Inc. (a)(b)	16,515	11,065
Columbia Financial, Inc. (a)(b)	64,365	982,854
Focus Financial Partners, Inc. Class A (b)	25,930	727,337
GDS Holdings Ltd. ADR (a)(b)	40,017	1,300,152
LM Funding America, Inc. (a)	30,394	40,424
Marlin Business Services Corp.	10,171	226,813
RBB Bancorp	10,860	201,019
		3,545,629
Insurance - 1.0%
1347 Property Insurance Holdings, Inc. (a)	2,663	14,993
AMBAC Financial Group, Inc. (a)	23,824	362,125
American National Insurance Co.	15,004	1,701,003
Amerisafe, Inc.	10,118	602,729
Arch Capital Group Ltd. (a)	225,167	7,752,500
Atlas Financial Holdings, Inc. (a)	12,786	9,244
Brighthouse Financial, Inc. (a)	65,112	2,310,825
Cincinnati Financial Corp.	91,149	8,954,478
Conifer Holdings, Inc. (a)	3,170	12,078
Donegal Group, Inc. Class A	11,965	172,894
eHealth, Inc. (a)	13,205	931,745
EMC Insurance Group	12,063	435,233
Enstar Group Ltd. (a)	10,015	1,646,466
Erie Indemnity Co. Class A (b)	25,761	5,478,592
Fanhua, Inc. ADR (b)	19,517	575,166
Fednat Holding Co.	9,090	122,897
Global Indemnity Ltd.	6,861	203,772
Goosehead Insurance (b)	10,642	389,816
Greenlight Capital Re, Ltd. (a)	22,256	225,898
Hallmark Financial Services, Inc. (a)	9,995	117,841
Health Insurance Innovations, Inc. (a)(b)	7,603	196,081
Investors Title Co.	1,165	179,888
James River Group Holdings Ltd.	16,877	752,714
Kingstone Companies, Inc.	5,340	47,633
Kinsale Capital Group, Inc.	12,990	1,088,432
Maiden Holdings Ltd.	82,019	44,298
National General Holdings Corp.	59,537	1,352,681
National Western Life Group, Inc.	1,801	480,219
NI Holdings, Inc. (a)	11,932	202,128
Oxbridge Re Holdings Ltd. (a)	1,344	1,478
Principal Financial Group, Inc.	155,346	8,011,193
Protective Insurance Corp. Class B	6,937	118,970
Safety Insurance Group, Inc.	9,688	882,867
Selective Insurance Group, Inc.	32,753	2,346,752
Sirius International Insurance (a)	65	890
State Auto Financial Corp.	24,267	829,689
Tiptree, Inc.	19,919	120,510
Trupanion, Inc. (a)(b)	19,285	565,629
Unico American Corp. (a)	761	4,498
United Fire Group, Inc.	14,078	660,821
United Insurance Holdings Corp.	27,483	370,471
Willis Group Holdings PLC	57,292	10,054,746
		60,332,883
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	300,028	4,920,459
Manhattan Bridge Capital, Inc.	5,249	31,179
New York Mortgage Trust, Inc.	103,794	626,916
		5,578,554
Real Estate Management & Development - 0.0%
The RMR Group, Inc.	8,763	422,552
Thrifts & Mortgage Finance - 0.3%
America First Tax Exempt Investors LP	39,141	276,727
Capitol Federal Financial, Inc.	78,815	1,046,663
Carver Bancorp, Inc. (a)	695	2,057
Dime Community Bancshares, Inc.	28,629	509,024
Entegra Financial Corp. (a)	4,492	133,188
First Defiance Financial Corp.	14,450	391,595
FS Bancorp, Inc.	2,413	113,773
Greene County Bancorp, Inc.	3,965	115,976
Hingham Institution for Savings	1,454	262,534
HMN Financial, Inc. (a)	2,379	51,862
Home Bancorp, Inc.	7,434	265,022
HomeStreet, Inc. (a)	17,959	510,934
HopFed Bancorp, Inc.	3,975	74,531
Kearny Financial Corp.	52,753	707,418
LendingTree, Inc. (a)(b)	7,582	2,848,861
Meridian Bancorp, Inc. Maryland	33,634	580,859
Meta Financial Group, Inc.	21,290	557,159
MMA Capital Management, LLC (a)	3,757	116,880
NMI Holdings, Inc. (a)(b)	38,659	1,053,844
Northfield Bancorp, Inc.	40,297	604,858
Northwest Bancshares, Inc.	57,834	969,876
OceanFirst Financial Corp.	28,615	681,609
Oritani Financial Corp. (b)	30,646	490,336
PB Bancorp, Inc.	4,855	54,619
Provident Bancorp, Inc. (a)	7,196	169,466
Prudential Bancorp, Inc.	4,228	73,314
Riverview Bancorp, Inc.	11,994	92,954
Severn Bancorp, Inc.	2,731	23,760
Southern Missouri Bancorp, Inc.	6,368	207,438
TFS Financial Corp. (b)	158,293	2,717,891
Timberland Bancorp, Inc.	4,312	105,127
Trustco Bank Corp., New York	71,787	529,788
United Community Financial Corp.	40,273	368,901
United Financial Bancorp, Inc. New	28,400	370,336
Washington Federal, Inc.	44,185	1,394,920
Waterstone Financial, Inc.	20,236	334,096
Westfield Financial, Inc.	19,217	176,028
WMI Holdings Corp. (a)(b)	48,924	370,355
WSFS Financial Corp.	34,542	1,370,972
		20,725,551

TOTAL FINANCIALS		387,608,874

HEALTH CARE - 9.7%
Biotechnology - 5.6%
Abeona Therapeutics, Inc. (a)	21,245	115,573
AC Immune SA (a)(b)	32,299	163,433
ACADIA Pharmaceuticals, Inc. (a)(b)	83,310	1,998,607
Acceleron Pharma, Inc. (a)	28,917	1,153,499
Achillion Pharmaceuticals, Inc. (a)	100,610	279,696
Acorda Therapeutics, Inc. (a)(b)	24,577	228,320
Adamas Pharmaceuticals, Inc. (a)(b)	14,212	66,796
Adaptimmune Therapeutics PLC sponsored ADR (a)(b)	64,000	221,440
ADMA Biologics, Inc. (a)(b)	46,418	192,635
Aduro Biotech, Inc. (a)	72,379	235,232
Adverum Biotechnologies, Inc. (a)	49,267	495,133
Adynxx, Inc. (b)	3,192	19,790
Aeglea BioTherapeutics, Inc. (a)	17,024	106,230
AEterna Zentaris, Inc. (a)	20,404	61,212
Affimed NV (a)(b)	66,074	200,865
Agenus, Inc. (a)(b)	62,916	160,436
Agios Pharmaceuticals, Inc. (a)(b)	34,646	1,599,606
Aileron Therapeutics, Inc. (a)(b)	30,009	30,009
Aimmune Therapeutics, Inc. (a)(b)	32,857	643,011
Akebia Therapeutics, Inc. (a)(b)	62,149	276,563
Albireo Pharma, Inc. (a)	8,861	291,527
Alcobra Pharma Ltd. (a)	13,473	94,042
Alder Biopharmaceuticals, Inc. (a)(b)	44,671	483,340
Aldeyra Therapeutics, Inc. (a)	13,303	92,722
Alexion Pharmaceuticals, Inc. (a)	96,889	11,014,342
Alkermes PLC (a)	86,661	1,866,678
Allakos, Inc. (a)(b)	34,164	1,339,229
Allogene Therapeutics, Inc. (b)	67,741	1,776,846
Alnylam Pharmaceuticals, Inc. (a)	58,893	3,976,455
Alpine Immune Sciences, Inc. (a)	7,313	36,126
Alterity Therapeutics Ltd. ADR (a)	12,128	15,888
Altimmune, Inc. (a)	14,423	35,048
AMAG Pharmaceuticals, Inc. (a)(b)	20,946	199,615
Amarin Corp. PLC ADR (a)(b)	178,852	3,171,046
Amgen, Inc.	277,504	46,259,917
Amicus Therapeutics, Inc. (a)	124,177	1,399,475
AnaptysBio, Inc. (a)(b)	14,537	1,058,439
Anavex Life Sciences Corp. (a)(b)	43,868	126,779
Anika Therapeutics, Inc. (a)(b)	7,769	295,222
Apellis Pharmaceuticals, Inc. (a)	33,426	671,528
Applied Genetic Technologies Corp. (a)	25,159	91,830
Aptevo Therapeutics, Inc. (a)	52,050	37,736
Aptinyx, Inc.	17,575	54,483
Aptose Biosciences, Inc. (a)	32,455	65,073
AquaBounty Technologies, Inc. (a)	28,451	61,454
Aquinox Pharmaceuticals, Inc. (a)	21,270	55,515
Arbutus Biopharma Corp. (a)(b)	47,582	86,599
Arena Pharmaceuticals, Inc. (a)	27,622	1,464,242
Argenx SE ADR (a)(b)	12,861	1,590,005
ArQule, Inc. (a)(b)	89,320	642,211
Array BioPharma, Inc. (a)(b)	124,972	3,301,760
Arrowhead Pharmaceuticals, Inc. (a)(b)	52,260	1,239,085
Ascendis Pharma A/S sponsored ADR (a)(b)	25,209	3,142,554
Assembly Biosciences, Inc. (a)	15,822	222,141
Atara Biotherapeutics, Inc. (a)(b)	25,727	571,397
Athersys, Inc. (a)(b)	104,254	173,062
aTyr Pharma, Inc.	81,824	35,348
Audentes Therapeutics, Inc. (a)	23,737	833,643
Aurinia Pharmaceuticals, Inc. (a)(b)	64,985	421,103
AVEO Pharmaceuticals, Inc. (a)(b)	89,830	76,912
Avid Bioservices, Inc. (a)	31,449	122,337
AVROBIO, Inc.	16,680	236,189
Axovant Gene Therapies Ltd. (a)(b)	20,115	132,759
BeiGene Ltd. ADR (a)(b)	21,618	2,549,411
Bellicum Pharmaceuticals, Inc. (a)	29,218	60,189
Bio Path Holdings, Inc. (a)(b)	1,554	19,782
BioCryst Pharmaceuticals, Inc. (a)(b)	67,634	236,719
Biogen, Inc. (a)	89,000	19,516,810
BioLine RX Ltd. sponsored ADR (a)(b)	86,595	30,862
BioMarin Pharmaceutical, Inc. (a)	77,142	6,344,158
Biospecifics Technologies Corp. (a)	5,980	353,717
bluebird bio, Inc. (a)(b)	30,565	3,665,355
Blueprint Medicines Corp. (a)	27,301	2,074,876
BrainStorm Cell Therpeutic, Inc. (a)(b)	33,327	121,977
Calithera Biosciences, Inc. (a)	35,631	187,419
Calyxt, Inc. (a)(b)	20,759	263,639
Cancer Genetics, Inc. (a)(b)	143,880	22,632
Capricor Therapeutics, Inc. (a)	24,089	7,470
Cara Therapeutics, Inc. (a)(b)	19,895	409,041
CareDx, Inc. (a)	24,964	789,362
CASI Pharmaceuticals, Inc. (a)(b)	57,733	183,014
Catalyst Biosciences, Inc. (a)(b)	8,396	65,993
Catalyst Pharmaceutical Partners, Inc. (a)	57,815	202,353
Celgene Corp. (a)	310,234	29,096,847
Celldex Therapeutics, Inc. (a)(b)	25,901	78,739
Cellectis SA sponsored ADR (a)	8,366	132,852
Cellular Biomedicine Group, Inc. (a)(b)	11,474	183,125
Celsion Corp. (a)	19,262	38,524
ChemoCentryx, Inc. (a)	30,300	341,784
Chimerix, Inc. (a)	38,096	129,526
China Biologic Products Holdings, Inc. (a)(b)	21,949	1,971,240
Cidara Therapeutics, Inc. (a)	16,334	26,298
Cleveland Biolabs, Inc. (a)	5,822	8,558
Clovis Oncology, Inc. (a)(b)	31,645	467,713
Coherus BioSciences, Inc. (a)(b)	41,375	781,988
Conatus Pharmaceuticals, Inc. (a)(b)	78,690	60,780
Concert Pharmaceuticals, Inc. (a)	16,713	170,305
ContraFect Corp. (a)	97,445	40,732
Corbus Pharmaceuticals Holdings, Inc. (a)(b)	45,502	318,969
Corvus Pharmaceuticals, Inc. (a)	26,261	99,004
Crinetics Pharmaceuticals, Inc. (a)(b)	14,734	387,210
CRISPR Therapeutics AG (a)(b)	29,218	1,039,284
CTI BioPharma Corp. (a)(b)	59,493	48,790
Cue Biopharma, Inc. (a)	14,498	119,753
Curis, Inc. (a)(b)	67,371	94,319
Cyclacel Pharmaceuticals, Inc. (a)	62,636	40,087
Cytokinetics, Inc. (a)	37,780	391,779
CytomX Therapeutics, Inc. (a)	23,173	223,851
CytRx Corp. (a)	40,315	15,239
DBV Technologies SA sponsored ADR (a)(b)	18,600	167,772
Deciphera Pharmaceuticals, Inc. (a)(b)	19,458	444,032
DelMar Pharmaceuticals, Inc. (a)	2,797	11,412
DelMar Pharmaceuticals, Inc. rights 6/5/19 (a)(c)	2,797	0
Denali Therapeutics, Inc. (a)(b)	54,017	1,030,104
Dicerna Pharmaceuticals, Inc. (a)	40,083	496,228
Dynavax Technologies Corp. (a)(b)	23,641	113,950
Eagle Pharmaceuticals, Inc. (a)(b)	7,815	397,080
Edge Therapeutics, Inc. (a)(b)	11,050	78,676
Editas Medicine, Inc. (a)(b)	29,210	600,266
Eidos Therapeutics, Inc. (b)	21,341	666,053
Eiger Biopharmaceuticals, Inc. (a)	12,883	141,455
Enanta Pharmaceuticals, Inc. (a)	10,515	951,292
Epizyme, Inc. (a)	50,580	694,969
Esperion Therapeutics, Inc. (a)	15,036	715,714
Evelo Biosciences, Inc. (b)	10,548	78,899
Exact Sciences Corp. (a)(b)	54,699	5,668,457
Exelixis, Inc. (a)	167,513	3,281,580
Fate Therapeutics, Inc. (a)(b)	43,000	829,040
Fibrocell Science, Inc. (a)(b)	27,920	52,490
FibroGen, Inc. (a)	47,669	1,727,525
Five Prime Therapeutics, Inc. (a)	18,559	155,896
Flexion Therapeutics, Inc. (a)(b)	22,770	251,153
Fortress Biotech, Inc. (a)	102,429	177,202
Forty Seven, Inc. (b)	21,768	246,196
Forward Pharma A/S sponsored ADR (a)	3,498	3,253
Galapagos Genomics NV sponsored ADR (a)(b)	5,742	652,521
Galectin Therapeutics, Inc. (a)(b)	32,120	129,444
Galmed Pharmaceuticals Ltd. (a)(b)	19,960	119,960
Gamida Cell Ltd. (a)	3,734	26,511
Genomic Health, Inc. (a)	22,171	1,158,435
GenVec, Inc. rights (a)(c)	385	0
Geron Corp. (a)(b)	89,652	129,995
Gilead Sciences, Inc.	559,745	34,844,126
Global Blood Therapeutics, Inc. (a)(b)	31,502	1,914,692
GlycoMimetics, Inc. (a)(b)	25,873	306,336
Grifols SA ADR (b)	80,663	1,418,862
Gritstone Oncology, Inc. (b)	22,773	212,017
GTx, Inc. (a)(b)	30,245	35,689
Halozyme Therapeutics, Inc. (a)	79,013	1,165,442
Heron Therapeutics, Inc. (a)(b)	19,155	326,210
Histogenics Corp. (a)(b)	68,742	13,178
Homology Medicines, Inc. (a)(b)	24,210	490,010
Idera Pharmaceuticals, Inc. (a)(b)	34,140	86,716
Immunic, Inc. (a)(b)	2,225	20,915
ImmunoGen, Inc. (a)	106,264	191,275
Immunomedics, Inc. (a)(b)	108,124	1,413,181
Incyte Corp. (a)	92,996	7,312,275
Infinity Pharmaceuticals, Inc. (a)(b)	33,793	55,758
Inovio Pharmaceuticals, Inc. (a)(b)	50,135	119,823
Insmed, Inc. (a)(b)	43,109	1,043,669
Insys Therapeutics, Inc. (a)(b)	49,048	37,154
Intec Pharma Ltd. (a)(b)	27,156	140,125
Intellia Therapeutics, Inc. (a)(b)	30,035	416,886
Intercept Pharmaceuticals, Inc. (a)(b)	17,915	1,483,720
Intrexon Corp. (a)(b)	89,597	433,649
Ionis Pharmaceuticals, Inc. (a)(b)	76,971	5,049,298
Iovance Biotherapeutics, Inc. (a)(b)	69,225	1,131,829
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	84,201	920,317
Jounce Therapeutics, Inc. (a)	23,443	104,321
Kalvista Pharmaceuticals, Inc. (a)	12,386	263,203
Kamada (a)(b)	21,224	116,095
Karyopharm Therapeutics, Inc. (a)(b)	36,698	206,977
Kezar Life Sciences, Inc.	12,206	115,591
Kindred Biosciences, Inc. (a)	19,674	156,212
Kiniksa Pharmaceuticals Ltd. (b)	13,830	210,908
Krystal Biotech, Inc. (a)	10,024	314,954
Kura Oncology, Inc. (a)	21,217	339,260
La Jolla Pharmaceutical Co. (a)(b)	30,869	166,384
Leap Therapeutics, Inc. (a)(b)	43,420	62,959
Lexicon Pharmaceuticals, Inc. (a)(b)	55,890	300,688
Ligand Pharmaceuticals, Inc.:
Class B (a)(b)	11,364	1,220,266
General CVR (a)	1,518	27
Glucagon CVR	1,518	99
rights (a)	1,518	8
TR Beta CVR (a)	1,518	334
Liquidia Technologies, Inc.	18,562	184,321
LogicBio Therapeutics, Inc. (b)	6,725	102,018
Macrogenics, Inc. (a)	25,781	472,824
Madrigal Pharmaceuticals, Inc. (a)(b)	7,955	735,042
Magenta Therapeutics, Inc. (b)	21,391	313,592
MannKind Corp. (a)(b)	116,841	135,536
Marker Therapeutics, Inc. (a)(b)	38,560	216,322
MediciNova, Inc. (a)(b)	25,966	257,583
MEI Pharma, Inc. (a)	46,651	133,422
MeiraGTx Holdings PLC	20,018	440,596
Mesoblast Ltd. sponsored ADR (a)(b)	11,676	55,461
Minerva Neurosciences, Inc. (a)	31,456	163,886
Miragen Therapeutics, Inc. (a)(b)	30,380	72,001
Mirati Therapeutics, Inc. (a)(b)	19,130	1,296,823
Moderna, Inc. (b)	184,112	3,825,847
Molecular Templates, Inc. (a)	18,550	149,513
Momenta Pharmaceuticals, Inc. (a)	52,680	612,668
Morphosys AG sponsored ADR (a)	5,687	136,545
Myriad Genetics, Inc. (a)	40,846	1,011,755
NantKwest, Inc. (a)(b)	64,846	66,791
Natera, Inc. (a)	40,331	923,580
Neon Therapeutics, Inc.	22,419	109,405
Neuralstem, Inc. (a)	16,303	7,271
Neurocrine Biosciences, Inc. (a)	50,516	4,282,746
NewLink Genetics Corp. (a)(b)	37,734	66,412
Novavax, Inc. (a)(b)	16,621	94,407
Novelion Therapeutics, Inc. (a)(b)	41,341	35,967
NuCana PLC ADR (a)(b)	7,160	85,920
Nymox Pharmaceutical Corp. (a)(b)	26,172	41,613
OncoMed Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	66,222	1
OncoSec Medical, Inc. (a)	6,995	18,117
Opko Health, Inc. (a)(b)	327,340	585,939
Organovo Holdings, Inc. (a)(b)	121,146	66,994
Ovid Therapeutics, Inc. (a)(b)	44,626	71,402
PDL BioPharma, Inc. (a)	72,841	205,412
Pieris Pharmaceuticals, Inc. (a)	45,039	186,461
Pluristem Therapeutics, Inc. (a)(b)	161,930	105,255
Polarityte, Inc.(a)(b)	16,092	100,897
Portola Pharmaceuticals, Inc. (a)(b)	37,130	1,035,556
Principia Biopharma, Inc. (b)	13,380	391,499
Progenics Pharmaceuticals, Inc. (a)	44,482	186,380
ProQR Therapeutics BV (a)(b)	29,511	357,968
Protagonist Therapeutics, Inc. (a)	18,825	189,380
Proteon Therapeutics, Inc. (a)(b)	125,899	52,878
Proteostasis Therapeutics, Inc. (a)(b)	39,785	39,073
Prothena Corp. PLC (a)	20,886	194,658
PTC Therapeutics, Inc. (a)(b)	32,054	1,285,365
Puma Biotechnology, Inc. (a)(b)	19,906	294,410
Ra Pharmaceuticals, Inc. (a)	27,123	586,670
Radius Health, Inc. (a)	32,063	666,590
Recro Pharma, Inc. (a)	11,141	106,508
Regeneron Pharmaceuticals, Inc. (a)	46,723	14,097,264
REGENXBIO, Inc. (a)	20,288	872,790
Regulus Therapeutics, Inc. (a)(b)	26,459	31,222
Repligen Corp. (a)(b)	24,657	1,712,922
Replimune Group, Inc. (a)(b)	18,986	256,691
Retrophin, Inc. (a)	21,000	389,130
Rigel Pharmaceuticals, Inc. (a)	85,359	181,815
Riot Blockchain, Inc. (a)(b)	50,376	163,218
Rocket Pharmaceuticals, Inc. (a)(b)	28,198	460,473
Rubius Therapeutics, Inc. (b)	48,503	701,353
Sage Therapeutics, Inc. (a)(b)	28,483	4,895,373
Sangamo Therapeutics, Inc. (a)(b)	63,203	553,026
Sarepta Therapeutics, Inc. (a)(b)	39,653	4,514,494
Savara, Inc. (a)	23,271	252,258
Scholar Rock Holding Corp. (b)	17,412	319,336
Seattle Genetics, Inc. (a)(b)	89,290	5,810,100
Selecta Biosciences, Inc. (a)(b)	39,533	78,671
Sellas Life Sciences Group, Inc. (a)(b)	41,601	20,938
Seres Therapeutics, Inc. (a)(b)	36,830	125,590
Sesen Bio, Inc. (a)(b)	53,077	117,831
Sienna Biopharmaceuticals, Inc. (a)(b)	25,239	29,530
Sierra Oncology, Inc. (a)	48,539	54,849
Sinovac Biotech Ltd. (a)(c)	27,717	179,329
Solid Biosciences, Inc. (a)(b)	21,532	119,072
Sophiris Bio, Inc. (a)(b)	50,621	38,978
Sorrento Therapeutics, Inc. (a)(b)	119,320	335,289
Spark Therapeutics, Inc. (a)	21,183	2,308,947
Spectrum Pharmaceuticals, Inc. (a)	62,195	457,755
Spring Bank Pharmaceuticals, Inc. (a)	7,420	41,626
Stemline Therapeutics, Inc. (a)	20,419	268,101
Summit Therapeutics PLC sponsored ADR (a)(b)	1,658	2,520
Sunesis Pharmaceuticals, Inc. (a)	57,085	43,390
Surface Oncology, Inc. (a)	21,797	79,559
Syndax Pharmaceuticals, Inc. (a)	20,405	148,957
Synlogic, Inc. (a)	16,162	120,407
Syros Pharmaceuticals, Inc. (a)	30,508	179,997
T2 Biosystems, Inc. (a)(b)	39,511	77,046
Tenax Therapeutics, Inc. (a)(b)	31,497	41,576
TG Therapeutics, Inc. (a)(b)	28,603	179,341
Therapix Biosciences Ltd. ADR (a)(b)	9,380	27,202
Tobira Therapeutics, Inc. rights (a)(c)	6,103	48,336
Tocagen, Inc. (a)	27,851	141,762
TONIX Pharmaceuticals Holding (a)(b)	12,526	20,918
TRACON Pharmaceuticals, Inc. (a)	68,933	44,579
Translate Bio, Inc. (b)	32,385	339,395
Trillium Therapeutics, Inc. (a)	102,725	38,583
Twist Bioscience Corp.	19,707	508,638
Tyme, Inc. (a)	74,416	87,067
Ultragenyx Pharmaceutical, Inc. (a)(b)	31,680	1,740,182
uniQure B.V. (a)	21,974	1,303,278
United Therapeutics Corp. (a)	24,437	2,051,975
UNITY Biotechnology, Inc. (b)	24,125	196,860
Unum Therapeutics, Inc. (a)	12,548	39,150
Vanda Pharmaceuticals, Inc. (a)	27,249	400,015
Vaxart, Inc. (a)(b)	30,160	19,694
VBI Vaccines, Inc. (a)(b)	76,721	147,304
VBL Therapeutics (a)(b)	11,422	15,420
Veracyte, Inc. (a)	31,185	706,652
Verastem, Inc. (a)(b)	62,032	81,882
Vericel Corp. (a)	23,148	362,266
Vertex Pharmaceuticals, Inc. (a)	111,228	18,483,869
Viking Therapeutics, Inc. (a)(b)	27,141	208,714
VistaGen Therapeutics, Inc. (a)	32,116	27,006
Voyager Therapeutics, Inc. (a)	19,838	432,667
vTv Therapeutics, Inc. Class A (a)(b)	46,935	85,891
X4 Pharmaceuticals, Inc. (a)(b)	6,823	104,870
Xbiotech, Inc. (a)	29,608	213,178
Xencor, Inc. (a)	31,196	962,085
Xenon Pharmaceuticals, Inc. (a)	19,242	194,344
XOMA Corp. (a)(b)	5,948	111,347
Y-mAbs Therapeutics, Inc.	19,179	390,676
Yield10 Bioscience, Inc. (a)	4,696	3,757
Zafgen, Inc. (a)	32,424	59,336
Zai Lab Ltd. ADR (a)(b)	11,050	289,621
Zealand Pharma A/S sponsored ADR (a)	4,264	88,265
ZIOPHARM Oncology, Inc. (a)(b)	93,264	399,170
		349,274,859
Health Care Equipment & Supplies - 1.8%
Abiomed, Inc. (a)	25,225	6,606,932
Accuray, Inc. (a)(b)	66,563	246,949
Aethlon Medical, Inc. (a)	41,226	14,775
Align Technology, Inc. (a)	34,802	9,895,949
Angiodynamics, Inc. (a)	20,203	379,614
Antares Pharma, Inc. (a)	98,062	273,593
Atossa Genetics, Inc. (a)	9,613	24,609
Atricure, Inc. (a)	21,627	633,671
Atrion Corp.	1,242	1,096,947
AxoGen, Inc. (a)(b)	19,730	412,949
Bellerophon Therapeutics, Inc. (a)(b)	85,949	53,288
BioLase Technology, Inc. (a)(b)	6,537	10,786
BioLife Solutions, Inc. (a)	13,623	241,536
Cardiovascular Systems, Inc. (a)	18,268	711,539
Cerus Corp. (a)	91,130	427,400
Cesca Therapeutics, Inc. (a)	5,298	1,298
Chembio Diagnostics, Inc. (a)	20,145	133,964
Chf Solutions, Inc. (a)	9,440	29,736
ConforMis, Inc. (a)	88,612	317,231
CONMED Corp.	15,360	1,236,173
CryoPort, Inc. (a)(b)	24,681	412,666
Cutera, Inc. (a)	7,173	120,865
CytoSorbents Corp. (a)	23,932	151,011
Dare Bioscience, Inc. (a)	85,829	78,104
Dentsply Sirona, Inc.	124,516	6,707,677
DexCom, Inc. (a)	50,353	6,107,819
EDAP TMS SA sponsored ADR (a)	33,404	97,874
Ekso Bionics Holdings, Inc. (a)(b)	46,881	62,352
electroCore, Inc. (b)	23,325	39,886
Endologix, Inc. (a)	8,953	63,029
ENDRA Life Sciences, Inc. (a)(b)	35,458	41,486
Fonar Corp. (a)	3,366	64,627
Genmark Diagnostics, Inc. (a)	39,251	262,589
Heska Corp. (a)	3,929	275,423
Hologic, Inc. (a)	162,993	7,173,322
ICU Medical, Inc. (a)	11,443	2,435,070
IDEXX Laboratories, Inc. (a)	38,106	9,517,736
Inogen, Inc. (a)	12,245	789,435
Insulet Corp. (a)(b)	31,809	3,492,310
Integra LifeSciences Holdings Corp. (a)	48,069	2,240,015
IntriCon Corp. (a)	5,239	136,686
Intuitive Surgical, Inc. (a)	49,730	23,116,991
InVivo Therapeutics Holdings Corp. (a)	3,296	3,724
IRadimed Corp. (a)	7,542	157,402
iRhythm Technologies, Inc. (a)(b)	12,962	887,379
Iridex Corp. (a)	4,918	24,442
Kewaunee Scientific Corp.	1,782	38,313
Lantheus Holdings, Inc. (a)	21,338	511,899
LeMaitre Vascular, Inc.	13,069	337,311
Lianluo Smart Ltd. (a)	837	1,281
LivaNova PLC (a)	26,912	1,934,973
Masimo Corp. (a)	29,749	3,889,384
Meridian Bioscience, Inc. (b)	34,794	393,172
Merit Medical Systems, Inc. (a)	30,666	1,583,286
Mesa Laboratories, Inc.	2,161	539,558
Microbot Medical, Inc. (a)(b)	19,737	108,751
Misonix, Inc. (a)	7,809	174,765
Natus Medical, Inc. (a)	17,480	435,252
Neogen Corp. (a)	29,057	1,637,362
Neovasc, Inc. (a)(b)	86,027	43,065
Novocure Ltd. (a)(b)	57,775	3,069,008
NuVasive, Inc. (a)	28,894	1,674,696
Nuvectra Corp. (a)	17,476	66,234
Obalon Therapeutics, Inc. (a)(b)	49,757	65,182
OraSure Technologies, Inc. (a)	31,978	265,417
Orthofix International NV (a)	10,129	499,664
OrthoPediatrics Corp. (a)(b)	12,686	492,851
Oxford Immunotec Global PLC (a)	18,869	275,865
Pro-Dex, Inc. (a)	5,104	57,879
Pulse Biosciences, Inc. (a)(b)	12,866	153,491
Quanterix Corp. (a)	12,174	311,776
Quidel Corp. (a)(b)	18,021	996,561
Quotient Ltd. (a)	54,054	522,702
ReWalk Robotics Ltd. (a)	11,372	40,371
Rockwell Medical Technologies, Inc. (a)(b)	48,247	221,936
RTI Biologics, Inc. (a)	44,518	188,311
Seaspine Holdings Corp. (a)	16,598	226,231
Second Sight Medical Products, Inc. (a)(b)	73,704	54,895
Sientra, Inc. (a)(b)	14,846	86,404
Staar Surgical Co. (a)	23,445	543,221
STRATA Skin Sciences, Inc. (a)	17,447	37,337
SurModics, Inc. (a)	7,764	314,908
Tactile Systems Technology, Inc. (a)(b)	10,542	506,332
Tandem Diabetes Care, Inc. (a)	31,941	2,189,875
Trinity Biotech PLC sponsored ADR (a)	13,909	29,904
Utah Medical Products, Inc.	4,044	322,509
Varex Imaging Corp. (a)	21,352	569,671
Vermillion, Inc. (a)(b)	34,227	37,650
ViewRay, Inc. (a)(b)	35,896	301,526
Viveve Medical, Inc. (a)(b)	62,000	34,416
Wright Medical Group NV (a)(b)	57,433	1,764,342
Zosano Pharma Corp. (a)	6,478	19,045
		114,777,441
Health Care Providers & Services - 0.5%
Acadia Healthcare Co., Inc. (a)(b)	48,686	1,568,663
Addus HomeCare Corp. (a)	7,402	506,149
Amedisys, Inc. (a)	18,415	2,068,189
Apollo Medical Holdings, Inc. (a)(b)	10,370	185,001
BioScrip, Inc. (a)(b)	104,552	216,423
BioTelemetry, Inc. (a)	18,811	900,294
Catasys, Inc. (a)(b)	19,612	348,309
Corvel Corp. (a)	13,108	969,730
Covetrus, Inc. (a)(b)	61,295	1,511,535
Cross Country Healthcare, Inc. (a)	19,440	138,218
Digirad Corp.	12,246	7,361
Five Star Sr Living, Inc. (a)	17,859	10,189
G1 Therapeutics, Inc. (a)(b)	19,940	417,942
Guardant Health, Inc. (b)	50,000	3,844,000
HealthEquity, Inc. (a)	34,820	2,275,835
Henry Schein, Inc. (a)(b)	68,488	4,414,736
Interpace Diagnostics Group, Inc. (a)	68,387	49,957
LHC Group, Inc. (a)	17,804	2,016,837
Magellan Health Services, Inc. (a)	13,571	896,093
National Research Corp. Class A	15,817	806,509
National Vision Holdings, Inc. (a)	43,756	1,191,476
Neuronetics, Inc. (b)	13,311	153,343
OptiNose, Inc. (a)(b)	20,670	156,885
Patterson Companies, Inc. (b)	53,059	1,115,300
PetIQ, Inc. Class A (a)(b)	13,183	345,790
Premier, Inc. (a)	35,680	1,311,240
Providence Service Corp.	6,861	443,769
Psychemedics Corp.	3,315	34,178
R1 RCM, Inc. (a)	66,926	785,711
RadNet, Inc. (a)	32,432	391,779
Sharps Compliance Corp. (a)	5,820	18,799
The Ensign Group, Inc.	29,217	1,556,097
The Joint Corp. (a)	17,994	287,904
Tivity Health, Inc. (a)(b)	24,797	453,785
		31,398,026
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	93,091	905,775
Cerner Corp.	142,925	10,000,462
Computer Programs & Systems, Inc.	10,872	280,606
Fulgent Genetics, Inc. (a)	8,707	49,891
HealthStream, Inc. (a)	20,504	512,600
HMS Holdings Corp. (a)	48,095	1,463,531
HTG Molecular Diagnostics (a)(b)	54,140	111,528
iCAD, Inc. (a)	19,640	122,554
Inovalon Holdings, Inc. Class A (a)(b)	44,722	616,716
Medical Transcription Billing Corp. (a)	18,156	87,149
Medidata Solutions, Inc. (a)(b)	34,592	3,153,061
NantHealth, Inc. (a)(b)	64,525	34,792
Nextgen Healthcare, Inc. (a)	41,534	799,530
Omnicell, Inc. (a)	23,057	1,831,879
OptimizeRx Corp. (a)(b)	10,189	156,809
Simulations Plus, Inc.	16,838	422,129
Streamline Health Solutions, Inc. (a)	5,177	7,144
Tabula Rasa HealthCare, Inc. (a)(b)	12,248	553,242
Valeritas Holdings, Inc. (a)(b)	5,420	20,325
		21,129,723
Life Sciences Tools & Services - 0.7%
Accelerate Diagnostics, Inc. (a)(b)	26,905	508,774
Bio-Techne Corp.	20,994	4,157,862
Bruker Corp.	86,722	3,622,378
Champions Oncology, Inc. (a)(b)	13,144	123,028
ChromaDex, Inc. (a)(b)	43,892	174,690
Codexis, Inc. (a)	30,471	551,525
Compugen Ltd. (a)(b)	44,192	123,738
Fluidigm Corp. (a)	46,950	614,576
Harvard Bioscience, Inc. (a)	31,153	70,717
ICON PLC (a)	30,193	4,274,121
Illumina, Inc. (a)	63,954	19,628,122
Luminex Corp.	23,369	493,086
Medpace Holdings, Inc. (a)	19,992	1,079,168
Nanostring Technologies, Inc. (a)	21,629	615,129
NeoGenomics, Inc. (a)	53,269	1,156,470
Pacific Biosciences of California, Inc. (a)	93,912	629,210
PRA Health Sciences, Inc. (a)	36,346	3,152,289
Syneos Health, Inc. (a)(b)	57,805	2,383,300
		43,358,183
Pharmaceuticals - 0.8%
Acasti Pharma, Inc. (a)	61,235	54,820
AcelRx Pharmaceuticals, Inc. (a)(b)	70,942	183,740
Acer Therapeutics, Inc. (a)	7,869	140,776
Aclaris Therapeutics, Inc. (a)	32,837	153,677
Adamis Pharmaceuticals Corp. (a)(b)	45,840	69,218
Adial Pharmaceuticals, Inc.	13,581	24,785
Aerie Pharmaceuticals, Inc. (a)(b)	25,449	926,853
Agile Therapeutics, Inc. (a)	69,665	87,081
Akcea Therapeutics, Inc. (a)(b)	51,473	1,082,992
Akorn, Inc. (a)	66,088	272,283
Alimera Sciences, Inc. (a)(b)	20,331	17,891
Amphastar Pharmaceuticals, Inc. (a)	33,818	650,997
ANI Pharmaceuticals, Inc. (a)	6,202	432,031
ANI Pharmaceuticals, Inc. rights (a)(c)	1,389	0
Aratana Therapeutics, Inc. (a)	45,364	210,035
Arvinas Holding Co. LLC (a)	24,761	518,000
Assertio Therapeutics, Inc. (a)	40,669	119,160
AstraZeneca PLC rights (a)(c)	3,011	0
Athenex, Inc. (a)(b)	37,801	546,224
Auris Medical Holding AG (a)	5,405	15,458
Autolus Therapeutics Ltd. ADR (b)	11,332	233,779
Avadel Pharmaceuticals PLC sponsored ADR (a)(b)	46,220	77,650
Avenue Therapeutics, Inc. (a)	5,501	28,605
Axsome Therapeutics, Inc. (a)(b)	22,240	510,630
BeyondSpring, Inc. (a)(b)	11,563	182,233
Biodelivery Sciences International, Inc. (a)	86,428	375,098
Cassava Sciences, Inc. (a)(b)	49,084	53,992
Chiasma, Inc. (a)	26,959	191,409
Clearside Biomedical, Inc. (a)(b)	54,238	59,119
Clementia Pharmaceuticals, Inc. rights 12/31/99 (a)(c)	21,066	28,439
Collegium Pharmaceutical, Inc. (a)(b)	21,046	242,239
Corcept Therapeutics, Inc. (a)(b)	63,549	621,509
Correvio Pharma Corp. (a)	45,429	101,761
Cumberland Pharmaceuticals, Inc. (a)	7,820	48,953
Cyclerion Therapeutics, Inc. (a)(b)	14,506	202,359
CymaBay Therapeutics, Inc. (a)	37,588	454,063
Dermira, Inc. (a)(b)	31,371	293,005
Dova Pharmaceuticals, Inc. (a)(b)	23,572	207,905
Durect Corp. (a)	119,193	65,103
Eloxx Pharmaceuticals, Inc. (a)	9,723	87,410
Endo International PLC (a)	131,322	650,044
Evofem Biosciences, Inc. (a)	22,667	145,749
Evoke Pharma, Inc. (a)	91,497	57,918
Evolus, Inc. (a)(b)	16,552	225,107
Eyenovia, Inc. (a)	12,538	63,693
Eyepoint Pharmaceuticals, Inc. (a)(b)	101,760	159,763
Flex Pharma, Inc. (a)	122,366	58,381
Foamix Pharmaceuticals Ltd. (a)(b)	43,737	107,156
Gemphire Therapeutics, Inc. (a)(b)	15,305	12,705
GW Pharmaceuticals PLC ADR (a)(b)	16,221	2,810,126
Harrow Health, Inc. (a)	41,986	254,855
Horizon Pharma PLC (a)	94,256	2,246,120
Hutchison China Meditech Ltd. sponsored ADR (a)(b)	19,400	535,634
InflaRx NV (a)(b)	14,516	522,431
Innocoll Holdings PLC rights (a)(c)	9,257	0
Innoviva, Inc. (a)(b)	60,265	823,823
Intersect ENT, Inc. (a)	14,825	349,574
Intra-Cellular Therapies, Inc. (a)	43,332	562,883
Jazz Pharmaceuticals PLC (a)	32,460	4,075,353
Kala Pharmaceuticals, Inc. (a)	33,718	186,461
KemPharm, Inc. (a)	55,554	88,886
Lipocine, Inc. (a)	29,085	44,500
Marinus Pharmaceuticals, Inc. (a)	41,838	180,322
MediWound Ltd. (a)	23,801	104,486
Melinta Therapeutics, Inc. (a)(b)	31,489	67,072
Mereo Biopharma Group PLC:
ADR (a)	8,456	35,092
rights 12/31/99 (a)(c)	66,222	1
Mersana Therapeutics, Inc. (a)	20,842	90,246
Merus B.V. (a)(b)	16,443	228,558
Mustang Bio, Inc. (a)	16,234	55,683
Mylan NV (a)	223,262	3,750,802
MyoKardia, Inc. (a)	25,345	1,180,570
Nabriva Therapeutics PLC (a)(b)	62,669	143,512
Nektar Therapeutics (a)(b)	96,260	3,014,863
Neos Therapeutics, Inc. (a)(b)	56,543	80,856
Novan, Inc. (a)	7,403	17,915
Novus Therapeutics, Inc. (a)	4,977	8,560
ObsEva SA (a)	13,125	165,506
Odonate Therapeutics, Inc. (a)(b)	14,695	315,796
Omeros Corp. (a)(b)	31,699	563,608
Onconova Therapeutics, Inc. (a)(b)	21,720	68,418
Oramed Pharmaceuticals, Inc. (a)	16,957	50,871
Osmotica Pharmaceuticals PLC	16,911	40,586
Outlook Therapeutics, Inc. (a)(b)	25,028	60,067
Pacira Biosciences, Inc. (a)	23,041	1,002,514
Paratek Pharmaceuticals, Inc. (a)(b)	30,126	109,357
Phibro Animal Health Corp. Class A	13,881	410,600
ProPhase Labs, Inc.	1,566	4,557
Pulmatrix, Inc. (a)	28,209	28,773
Reata Pharmaceuticals, Inc. (a)(b)	14,994	1,278,538
RedHill Biopharma Ltd. sponsored ADR (a)	16,864	124,962
resTORbio, Inc. (a)	24,069	173,537
Revance Therapeutics, Inc. (a)(b)	36,768	395,991
Rhythm Pharmaceuticals, Inc. (a)(b)	17,832	449,188
Sanofi SA sponsored ADR (b)	120,850	4,885,966
SCYNEXIS, Inc. (a)(b)	74,353	91,454
Seelos Therapeutics, Inc.	17,345	41,455
Seelos Therapeutics, Inc. rights (b)(c)	2,932	0
SIGA Technologies, Inc. (a)(b)	32,227	172,092
Strongbridge Biopharma PLC (a)(b)	47,608	135,207
Supernus Pharmaceuticals, Inc. (a)	28,417	853,363
Tetraphase Pharmaceuticals, Inc. (a)	84,358	68,254
The Medicines Company (a)(b)	42,065	1,499,617
TherapeuticsMD, Inc. (a)(b)	130,336	398,828
Theravance Biopharma, Inc. (a)(b)	37,687	626,358
Titan Pharmaceuticals, Inc. (a)(b)	28,491	31,910
Tricida, Inc. (b)	28,570	1,049,662
UroGen Pharma Ltd. (a)(b)	11,085	377,555
VIVUS, Inc. (a)(b)	10,397	39,509
WAVE Life Sciences (a)(b)	19,484	446,768
Xeris Pharmaceuticals, Inc.	22,300	244,631
Zogenix, Inc. (a)(b)	23,613	889,974
Zynerba Pharmaceuticals, Inc. (a)(b)	10,986	135,787
		49,742,241

TOTAL HEALTH CARE		609,680,473

INDUSTRIALS - 4.2%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	13,397	867,456
Arotech Corp. (a)	12,878	27,173
Astronics Corp. (a)	16,075	653,770
Astrotech Corp. (a)	716	2,513
Axon Enterprise, Inc. (a)(b)	32,964	2,201,336
Elbit Systems Ltd. (b)	24,467	3,477,250
KEYW Holding Corp. (a)(b)	33,591	377,899
Kratos Defense & Security Solutions, Inc. (a)	59,238	1,306,198
Mercury Systems, Inc. (a)	26,903	1,849,850
RADA Electronic Industries Ltd. (a)	37,947	136,609
TAT Technologies Ltd. (a)	4,822	28,546
		10,928,600
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	33,127	726,806
Atlas Air Worldwide Holdings, Inc. (a)	14,482	512,518
C.H. Robinson Worldwide, Inc.	76,418	6,085,165
Echo Global Logistics, Inc. (a)	16,109	316,864
Expeditors International of Washington, Inc.	96,038	6,683,284
Forward Air Corp.	15,404	860,005
Hub Group, Inc. Class A (a)	19,096	743,980
		15,928,622
Airlines - 0.4%
Allegiant Travel Co.	9,085	1,272,899
American Airlines Group, Inc.	205,698	5,601,157
Hawaiian Holdings, Inc. (b)	28,263	706,010
JetBlue Airways Corp. (a)	166,852	2,874,860
Ryanair Holdings PLC sponsored ADR (a)	56,237	3,667,777
SkyWest, Inc.	28,791	1,690,608
United Continental Holdings, Inc. (a)	117,627	9,133,737
		24,947,048
Building Products - 0.1%
AAON, Inc. (b)	28,942	1,313,677
American Woodmark Corp. (a)	9,820	711,852
Apogee Enterprises, Inc.	14,782	535,848
Builders FirstSource, Inc. (a)	64,810	912,525
Caesarstone Sdot-Yam Ltd. (b)	18,101	251,061
China Ceramics Co. Ltd. (a)(b)	10,848	9,364
CSW Industrials, Inc.	8,084	516,810
Gibraltar Industries, Inc. (a)	18,018	643,243
Insteel Industries, Inc.	13,739	251,149
Patrick Industries, Inc. (a)	13,038	531,820
Universal Forest Products, Inc.	34,940	1,126,815
		6,804,164
Commercial Services & Supplies - 0.6%
Casella Waste Systems, Inc. Class A (a)	25,677	994,213
CECO Environmental Corp. (a)	21,695	192,001
China Recycling Energy Corp. (a)	32,325	12,607
Cimpress NV (a)(b)	17,164	1,501,850
Cintas Corp.	46,150	10,237,455
Copart, Inc. (a)(b)	127,678	9,126,423
Fuel Tech, Inc. (a)	39,532	59,693
Healthcare Services Group, Inc. (b)	41,308	1,305,746
Heritage-Crystal Clean, Inc. (a)	16,899	422,475
Herman Miller, Inc.	33,182	1,177,629
Hudson Technologies, Inc. (a)(b)	45,365	72,584
Industrial Services of America, Inc. (a)	694	805
Interface, Inc.	31,344	453,548
Kimball International, Inc. Class B	29,221	451,172
Matthews International Corp. Class A	16,846	573,269
McGrath RentCorp.	12,871	723,736
Mobile Mini, Inc.	25,153	771,443
Multi-Color Corp.	10,773	535,849
Odyssey Marine Exploration, Inc. (a)(b)	4,993	20,771
Performant Financial Corp. (a)	18,514	29,808
Perma-Fix Environmental Services, Inc. (a)	5,364	22,261
PICO Holdings, Inc. (a)	19,423	204,524
Pointer Telocation Ltd. (a)	3,830	54,616
SP Plus Corp. (a)	16,607	515,315
Stericycle, Inc. (a)(b)	50,885	2,360,046
Tetra Tech, Inc.	31,814	2,148,081
U.S. Ecology, Inc.	13,844	823,995
Virco Manufacturing Co.	609	2,509
VSE Corp.	8,808	212,361
		35,006,785
Construction & Engineering - 0.0%
Aegion Corp. (a)	23,002	331,229
Great Lakes Dredge & Dock Corp. (a)	35,442	377,103
Ies Holdings, Inc. (a)	13,864	248,443
Limbach Holdings, Inc. (a)	6,648	60,164
MYR Group, Inc. (a)	11,190	361,325
Northwest Pipe Co. (a)	8,243	191,567
NV5 Holdings, Inc. (a)	7,172	557,623
Primoris Services Corp.	28,950	528,048
Sterling Construction Co., Inc. (a)	15,145	180,831
		2,836,333
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	6,381	207,191
American Superconductor Corp. (a)	13,822	134,488
Ballard Power Systems, Inc. (a)(b)	120,039	460,937
Broadwind Energy, Inc. (a)	6,588	12,188
Encore Wire Corp.	10,986	548,311
Energous Corp. (a)(b)	13,422	55,299
Energy Focus, Inc. (a)	18,505	7,957
Enphase Energy, Inc. (a)(b)	59,343	900,233
FuelCell Energy, Inc. (a)(b)	6,351	7,558
Highpower International, Inc. (a)	15,239	51,660
Hydrogenics Corp. (a)(b)	12,364	144,535
Ideal Power, Inc. (a)	9,162	3,483
LSI Industries, Inc.	17,145	60,693
Orion Energy Systems, Inc. (a)	11,781	22,737
Pioneer Power Solutions, Inc. (a)(b)	3,776	19,069
Plug Power, Inc. (a)(b)	113,048	289,403
Polar Power, Inc. (a)(b)	5,654	22,333
Powell Industries, Inc.	6,368	219,187
Preformed Line Products Co.	3,095	145,496
Revolution Lighting Technologies, Inc. (a)(b)	19,091	4,017
Sunrun, Inc. (a)(b)	63,580	995,663
TPI Composites, Inc. (a)	17,956	374,383
Ultralife Corp. (a)	12,841	99,518
Vicor Corp. (a)	15,946	483,323
		5,269,662
Industrial Conglomerates - 0.1%
Icahn Enterprises LP	109,798	7,598,022
Raven Industries, Inc.	20,117	658,832
		8,256,854
Machinery - 0.6%
Altra Industrial Motion Corp.	36,081	1,131,861
ARC Group Worldwide, Inc. (a)	7,999	3,880
Astec Industries, Inc.	13,073	384,738
Blue Bird Corp. (a)(b)	17,587	330,987
Chart Industries, Inc. (a)	17,617	1,349,991
Columbus McKinnon Corp. (NY Shares)	12,176	441,502
Commercial Vehicle Group, Inc. (a)	24,542	152,406
Eastern Co.	4,547	110,583
Energy Recovery, Inc. (a)(b)	35,074	331,449
ExOne Co. (a)(b)	20,871	166,133
Franklin Electric Co., Inc.	26,553	1,163,818
FreightCar America, Inc. (a)	6,576	39,653
Gencor Industries, Inc. (a)	8,433	93,438
Hebron Technology Co. Ltd. (a)	4,198	2,888
Hurco Companies, Inc.	4,416	154,825
Jason Industries, Inc. (a)	14,677	13,503
Kornit Digital Ltd. (a)(b)	18,114	513,894
L.B. Foster Co. Class A (a)	5,419	130,977
Lincoln Electric Holdings, Inc.	35,384	2,687,061
Manitex International, Inc. (a)	10,479	62,560
MFRI, Inc. (a)	4,058	36,522
Middleby Corp. (a)(b)	30,948	4,037,786
NN, Inc.	21,557	167,067
Nordson Corp. (b)	32,023	4,022,729
Omega Flex, Inc. (b)	6,310	539,000
PACCAR, Inc.	151,166	9,949,746
Park-Ohio Holdings Corp.	7,531	235,118
RBC Bearings, Inc. (a)	13,843	1,969,859
Spartan Motors, Inc.	23,588	203,564
Sun Hydraulics Corp. (b)	17,927	748,452
Taylor Devices, Inc. (a)	1,597	16,976
TriMas Corp. (a)	25,565	732,437
Twin Disc, Inc. (a)	9,749	140,581
Westport Fuel Systems, Inc. (a)(b)	70,640	193,554
Woodward, Inc.	34,370	3,743,580
		36,003,118
Marine - 0.0%
Eagle Bulk Shipping, Inc. (a)	67,219	313,241
EuroDry Ltd. (a)	54	406
Euroseas Ltd. (a)	273	164
Golden Ocean Group Ltd. (b)	71,759	327,221
Seanergy Martime Holdings Corp. (a)	6,401	6,401
Star Bulk Carriers Corp. (a)(b)	51,696	395,474
		1,042,907
Professional Services - 0.7%
51job, Inc. sponsored ADR (a)	19,924	1,401,653
Acacia Research Corp. (a)	44,233	138,007
Barrett Business Services, Inc.	5,442	391,933
CoStar Group, Inc. (a)	20,391	10,392,069
CRA International, Inc.	5,134	192,217
Exponent, Inc.	30,734	1,722,641
Forrester Research, Inc.	13,856	630,864
Heidrick & Struggles International, Inc.	9,964	302,507
Hudson Global, Inc. (a)	12,828	16,420
Huron Consulting Group, Inc. (a)	14,055	691,928
ICF International, Inc.	10,532	767,677
IHS Markit Ltd. (a)	223,124	12,805,086
InnerWorkings, Inc. (a)(b)	42,664	144,631
Kelly Services, Inc. Class A (non-vtg.)	20,284	476,674
Kforce, Inc.	14,214	493,937
Lightbridge Corp. (a)	19,342	14,566
RCM Technologies, Inc. (a)	3,957	13,058
Resources Connection, Inc.	24,682	378,869
Spherix, Inc. (a)	4,137	12,411
Verisk Analytics, Inc.	71,077	9,950,780
Willdan Group, Inc. (a)	7,660	238,379
		41,176,307
Road & Rail - 0.9%
AMERCO	10,930	4,024,645
ArcBest Corp.	13,492	338,244
Avis Budget Group, Inc. (a)	42,620	1,208,703
Covenant Transport Group, Inc. Class A (a)	8,404	126,228
CSX Corp.	363,059	27,037,004
Daseke, Inc. (a)	31,805	137,398
Heartland Express, Inc. (b)	46,571	832,689
J.B. Hunt Transport Services, Inc. (b)	47,202	4,018,778
Landstar System, Inc.	23,422	2,254,368
Lyft, Inc. (b)	152,730	8,800,303
Marten Transport Ltd.	28,573	503,456
Old Dominion Freight Lines, Inc.	45,410	6,014,100
P.A.M. Transportation Services, Inc. (a)	3,246	181,776
Patriot Transportation Holding, Inc. (a)	1,759	31,820
Saia, Inc. (a)	14,277	842,343
U.S.A. Truck, Inc. (a)	8,729	99,336
Universal Logistics Holdings, Inc.	19,143	361,228
Werner Enterprises, Inc. (b)	40,295	1,123,425
YRC Worldwide, Inc. (a)	25,116	106,994
		58,042,838
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(b)	38,147	1,318,360
BMC Stock Holdings, Inc. (a)	36,928	739,668
DXP Enterprises, Inc. (a)	11,467	369,467
Fastenal Co. (b)	249,744	7,639,669
General Finance Corp. (a)	18,913	144,306
H&E Equipment Services, Inc.	18,782	456,590
HD Supply Holdings, Inc. (a)	98,710	4,095,478
Houston Wire & Cable Co. (a)	7,080	37,099
Huttig Building Products, Inc. (a)(b)	16,567	43,406
Lawson Products, Inc. (a)	4,692	172,103
Rush Enterprises, Inc.:
Class A	19,790	697,993
Class B	4,471	160,598
Titan Machinery, Inc. (a)	11,661	194,972
Transcat, Inc. (a)	3,442	85,362
Willis Lease Finance Corp. (a)	3,362	167,428
		16,322,499
Transportation Infrastructure - 0.0%
Grupo Aeroportuario Norte S.A.B. de CV ADR	4,198	203,981
Yangtze River Port & Logisti (a)(b)	91,562	64,267
		268,248

TOTAL INDUSTRIALS		262,833,985

INFORMATION TECHNOLOGY - 31.3%
Communications Equipment - 2.1%
Acacia Communications, Inc. (a)	22,632	1,054,651
ADTRAN, Inc.	25,196	395,073
Applied Optoelectronics, Inc. (a)(b)	10,366	89,770
AudioCodes Ltd.	20,574	307,787
Aviat Networks, Inc. (a)	2,287	29,845
CalAmp Corp. (a)	25,327	257,322
Ceragon Networks Ltd. (a)(b)	36,506	101,122
Cisco Systems, Inc.	1,937,546	100,810,518
Clearfield, Inc. (a)	10,561	140,356
ClearOne, Inc. (a)	3,124	6,404
CommScope Holding Co., Inc. (a)	106,669	1,722,704
Communications Systems, Inc.	2,071	5,861
Comtech Telecommunications Corp.	12,403	262,323
Dasan Zhone Solutions, Inc. (a)	3,200	41,856
Digi International, Inc. (a)	19,090	207,890
EchoStar Holding Corp. Class A (a)	26,004	1,112,451
EMCORE Corp. (a)	13,673	48,539
EXFO, Inc. (sub. vtg.) (a)	11,624	47,989
Extreme Networks, Inc. (a)	60,885	342,783
F5 Networks, Inc. (a)	33,263	4,393,377
Finisar Corp. (a)	65,482	1,373,812
Gilat Satellite Networks Ltd. (b)	23,036	189,126
Harmonic, Inc. (a)	67,463	352,157
Infinera Corp. (a)	98,666	306,851
InterDigital, Inc.	18,494	1,174,739
Ituran Location & Control Ltd.	11,982	372,760
KVH Industries, Inc. (a)	9,269	86,109
Lantronix, Inc. (a)	8,577	30,191
Lumentum Holdings, Inc. (a)	42,467	1,718,639
NETGEAR, Inc. (a)	16,467	414,968
NetScout Systems, Inc. (a)	51,307	1,257,535
PC-Tel, Inc.	8,979	43,997
Radcom Ltd. (a)(b)	13,668	117,271
Radware Ltd. (a)	22,995	536,243
Resonant, Inc. (a)(b)	46,660	111,984
Sierra Wireless, Inc. (a)	18,794	226,468
Silicom Ltd. (a)	3,732	112,520
Sonus Networks, Inc. (a)	61,452	262,400
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (b)	182,398	1,763,789
Tessco Technologies, Inc.	7,463	130,603
Ubiquiti Networks, Inc. (b)	39,812	4,789,782
UTStarcom Holdings Corp. (a)	21,290	67,064
ViaSat, Inc. (a)(b)	33,741	2,936,479
Viavi Solutions, Inc. (a)	129,272	1,557,728
Westell Technologies, Inc. Class A (a)	4,115	7,160
Wi-Lan, Inc.	61,937	68,737
		131,387,733
Electronic Equipment & Components - 1.0%
Akoustis Technologies, Inc. (a)(b)	17,133	119,246
Applied DNA Sciences, Inc. (a)	6,250	3,586
Avnet, Inc.	62,191	2,539,880
Bel Fuse, Inc.:
Class A	1,125	15,728
Class B (non-vtg.)	5,258	90,858
Cardtronics PLC (a)(b)	26,764	808,273
Casa Systems, Inc. (a)	47,588	267,445
CBAK Energy Technology, Inc. (a)	782	743
CDW Corp.	82,093	8,081,235
ClearSign Combustion Corp. (a)(b)	23,777	21,399
Cognex Corp. (b)	95,341	3,870,845
Coherent, Inc. (a)	13,625	1,499,159
Control4 Corp. (a)	13,570	321,066
Daktronics, Inc.	31,984	198,621
Data I/O Corp. (a)	15,054	62,474
Deswell Industries, Inc.	1,530	4,361
Digital Ally, Inc. (a)(b)	14,670	38,949
ePlus, Inc. (a)	7,202	508,893
FARO Technologies, Inc. (a)	8,942	394,342
Flextronics International Ltd. (a)	290,666	2,598,554
FLIR Systems, Inc.	76,554	3,699,855
Frequency Electronics, Inc. (a)	4,423	49,538
Hollysys Automation Technologies Ltd.	31,795	566,587
I. D. Systems Inc. (a)	7,502	36,685
Identiv, Inc. (a)	5,445	25,864
II-VI, Inc. (a)(b)	35,452	1,114,256
Insight Enterprises, Inc. (a)	19,973	1,028,210
IPG Photonics Corp. (a)(b)	29,609	3,706,159
Iteris, Inc. (a)	15,658	83,614
Itron, Inc. (a)	22,624	1,281,650
KEY Tronic Corp. (a)	4,924	25,408
Kimball Electronics, Inc. (a)	15,945	227,216
LightPath Technologies, Inc. Class A (a)	12,016	11,823
Littelfuse, Inc.	13,789	2,250,503
LRAD Corp. (a)	17,031	55,010
Luna Innovations, Inc. (a)	10,388	43,630
Magal Security Systems Ltd. (a)(b)	11,406	57,828
MicroVision, Inc. (a)	49,848	41,698
MTS Systems Corp.	11,884	644,826
Napco Security Technolgies, Inc. (a)	11,834	316,204
National Instruments Corp.	74,124	2,860,445
Neonode, Inc. (a)(b)	2,017	5,365
Novanta, Inc. (a)	19,467	1,557,749
OSI Systems, Inc. (a)	10,117	1,048,020
PC Connection, Inc.	13,938	442,392
PC Mall, Inc. (a)	17,180	438,949
Perceptron, Inc. (a)	6,131	26,363
Plexus Corp. (a)	19,194	950,679
Research Frontiers, Inc. (a)(b)	7,119	20,859
Richardson Electronics Ltd.	6,648	33,772
Sanmina Corp. (a)	39,232	1,043,179
ScanSource, Inc. (a)	15,799	461,489
SGOCO Technology Ltd. (a)	500	550
Supercom Ltd. (a)	7,335	8,655
Tech Data Corp. (a)	20,644	1,871,379
Trimble, Inc. (a)	139,789	5,577,581
TTM Technologies, Inc. (a)	58,843	501,931
Wayside Technology Group, Inc.	2,644	30,221
Zebra Technologies Corp. Class A (a)	30,144	5,167,887
		58,759,686
Internet Software & Services - 0.0%
AGM Group Holdings, Inc. (a)(b)	1,416	20,532
My Size, Inc. (a)(b)	46,419	32,586
Sohu.Com Ltd. ADR (a)(b)	28,762	387,712
Uxin Ltd. ADR (a)(b)	103,512	238,078
Yatra Online, Inc. (a)	56,191	240,497
		919,405
IT Services - 3.0%
21Vianet Group, Inc. ADR (a)	34,836	249,077
Akamai Technologies, Inc. (a)	91,125	6,867,180
Alithya Group, Inc. (a)	7,200	21,960
ALJ Regional Holdings, Inc. (a)	15,043	21,060
Amdocs Ltd.	77,592	4,610,517
Automatic Data Processing, Inc.	189,615	30,361,154
Brightcove, Inc. (a)	29,726	296,665
Carbonite, Inc. (a)(b)	17,700	418,959
Cass Information Systems, Inc.	10,791	486,350
China Customer Relations Centers, Inc. (a)(b)	7,958	83,639
China Information Technology, Inc. (a)(b)	20,266	16,415
Cognizant Technology Solutions Corp. Class A	251,983	15,605,307
Computer Task Group, Inc. (a)	19,062	80,060
CSG Systems International, Inc. (b)	17,701	793,890
CSP, Inc.	2,505	34,168
Endurance International Group Holdings, Inc. (a)	87,857	390,964
Euronet Worldwide, Inc. (a)	28,831	4,469,958
Exela Technologies, Inc. (a)	87,567	191,772
ExlService Holdings, Inc. (a)	18,932	1,121,910
Fiserv, Inc. (a)(b)	176,094	15,119,431
Hackett Group, Inc.	15,503	249,443
Information Services Group, Inc. (a)	21,642	67,307
Innodata, Inc. (a)	162	160
Internap Network Services Corp. (a)(b)	11,104	28,870
Jack Henry & Associates, Inc.	43,186	5,666,867
Limelight Networks, Inc. (a)	58,347	179,709
ManTech International Corp. Class A	14,305	877,898
Marathon Patent Group, Inc. (a)(b)	9,296	25,378
ModusLink Global Solutions, Inc. (a)	31,319	57,001
MoneyGram International, Inc. (a)	47,439	65,940
MongoDB, Inc. Class A (a)(b)	20,570	2,886,794
Net 1 UEPS Technologies, Inc. (a)	36,698	134,682
NIC, Inc.	37,287	595,101
Okta, Inc. (a)	55,182	6,247,706
Paychex, Inc.	156,186	13,399,197
PayPal Holdings, Inc. (a)	511,435	56,129,991
Perficient, Inc. (a)	17,917	545,214
PFSweb, Inc. (a)	12,471	46,766
Presidio, Inc.	53,683	711,300
PRG-Schultz International, Inc. (a)	12,252	80,006
QIWI PLC Class B sponsored ADR (b)	23,733	399,189
Sabre Corp.	153,068	3,104,219
ServiceSource International, Inc. (a)	52,351	54,445
Sykes Enterprises, Inc. (a)	26,201	648,737
Ttec Holdings, Inc.	25,550	1,013,824
Tucows, Inc. (a)(b)	5,567	329,845
U.S.A. Technologies, Inc. (a)(b)	31,076	208,520
VeriSign, Inc. (a)	53,503	10,432,015
Virtusa Corp. (a)	16,798	712,235
Wix.com Ltd. (a)	26,770	3,676,592
		189,815,387
Semiconductors & Semiconductor Equipment - 7.2%
Adesto Technologies Corp. (a)	15,552	117,107
Advanced Energy Industries, Inc. (a)	23,294	1,168,660
Advanced Micro Devices, Inc. (a)(b)	522,845	14,331,181
Alpha & Omega Semiconductor Ltd. (a)	13,400	114,436
Ambarella, Inc. (a)(b)	17,500	663,425
Amkor Technology, Inc. (a)	137,406	890,391
Amtech Systems, Inc. (a)	7,143	38,358
Analog Devices, Inc.	160,244	15,482,775
Applied Materials, Inc.	433,639	16,777,493
ASML Holding NV (b)	32,340	6,081,537
Atomera, Inc. (a)	6,089	25,696
Axcelis Technologies, Inc. (a)	16,834	249,648
AXT, Inc. (a)	19,692	78,571
Broadcom, Inc.	178,858	45,007,827
Brooks Automation, Inc.	38,897	1,380,455
Cabot Microelectronics Corp.	16,145	1,573,653
Camtek Ltd.	18,904	152,366
Canadian Solar, Inc. (a)	30,896	589,805
Ceva, Inc. (a)	11,720	267,568
ChipMOS TECHNOLOGIES, Inc. sponsored ADR	4,820	70,468
Cirrus Logic, Inc. (a)	33,116	1,237,545
Cohu, Inc.	21,267	309,435
Cree, Inc. (a)(b)	57,227	3,155,497
CVD Equipment Corp. (a)	3,218	11,585
CyberOptics Corp. (a)(b)	5,253	80,634
Cypress Semiconductor Corp.	202,066	3,600,816
Diodes, Inc. (a)	28,211	872,566
DSP Group, Inc. (a)	21,373	298,581
Entegris, Inc.	75,648	2,597,752
First Solar, Inc. (a)(b)	58,472	3,393,715
FormFactor, Inc. (a)	41,778	599,932
GSI Technology, Inc. (a)	9,353	77,817
Himax Technologies, Inc. sponsored ADR (b)	56,996	192,077
Ichor Holdings Ltd. (a)(b)	13,558	286,074
Intel Corp.	1,980,975	87,242,139
Intermolecular, Inc. (a)	16,622	19,448
KLA-Tencor Corp.	74,089	7,636,353
Kopin Corp. (a)(b)	69,037	79,393
Kulicke & Soffa Industries, Inc.	36,135	700,658
Lam Research Corp.	70,958	12,389,976
Lattice Semiconductor Corp. (a)	82,938	1,061,606
MACOM Technology Solutions Holdings, Inc. (a)(b)	35,418	501,165
Marvell Technology Group Ltd.	367,769	8,201,249
Maxim Integrated Products, Inc.	120,009	6,311,273
Mellanox Technologies Ltd. (a)	30,073	3,301,414
Microchip Technology, Inc. (b)	102,614	8,212,198
Micron Technology, Inc. (a)	498,839	16,267,140
MKS Instruments, Inc.	30,119	2,152,304
Monolithic Power Systems, Inc.	23,524	2,739,370
Nanometrics, Inc. (a)	12,588	358,129
Nova Measuring Instruments Ltd. (a)(b)	14,705	372,772
NVE Corp.	3,557	259,519
NVIDIA Corp.	263,662	35,715,655
NXP Semiconductors NV	145,914	12,863,778
O2Micro International Ltd. sponsored ADR (a)	13,662	19,400
ON Semiconductor Corp. (a)	229,033	4,067,626
PDF Solutions, Inc. (a)	23,680	287,712
Photronics, Inc. (a)	36,838	298,756
Pixelworks, Inc. (a)	39,202	116,822
Power Integrations, Inc.	16,158	1,052,855
Qorvo, Inc. (a)	68,573	4,195,296
Qualcomm, Inc.	526,546	35,183,804
QuickLogic Corp. (a)(b)	50,325	34,669
Rambus, Inc. (a)	61,561	699,333
Rubicon Technology, Inc. (a)	229	1,850
SemiLEDs Corp. (a)(b)	5,650	16,103
Semtech Corp. (a)	37,146	1,479,525
Silicon Laboratories, Inc. (a)(b)	23,698	2,217,422
Silicon Motion Technology Corp. sponsored ADR (b)	20,181	769,098
Skyworks Solutions, Inc.	78,695	5,243,448
SMART Global Holdings, Inc. (a)(b)	11,675	198,825
SolarEdge Technologies, Inc. (a)(b)	26,381	1,413,494
SunPower Corp. (a)(b)	74,111	552,868
Synaptics, Inc. (a)(b)	18,324	484,670
Teradyne, Inc.	99,420	4,189,559
Texas Instruments, Inc.	420,198	43,830,853
Tower Semiconductor Ltd. (a)	58,385	869,937
Ultra Clean Holdings, Inc. (a)	20,395	260,036
Universal Display Corp. (b)	26,182	3,846,921
Veeco Instruments, Inc. (a)	25,984	298,556
Xilinx, Inc.	110,112	11,265,559
Xperi Corp.	29,018	609,668
		451,665,650
Software - 11.7%
2U, Inc. (a)(b)	32,420	1,231,636
ACI Worldwide, Inc. (a)	65,452	2,059,120
Adobe, Inc. (a)	212,117	57,462,495
Agilysys, Inc. (a)	26,463	576,893
Alarm.com Holdings, Inc. (a)	26,659	1,554,486
Allot Ltd. (a)	21,262	145,645
Altair Engineering, Inc. Class A (a)	21,670	825,844
American Software, Inc. Class A	21,038	266,551
ANSYS, Inc. (a)	46,862	8,411,729
AppFolio, Inc. (a)	10,046	968,434
Aspen Technology, Inc. (a)	38,690	4,395,571
Asure Software, Inc. (a)(b)	8,060	51,826
Atlassian Corp. PLC (a)	62,769	7,901,362
Autodesk, Inc. (a)	95,091	15,301,093
Aware, Inc. (a)	11,224	37,039
Benefitfocus, Inc. (a)(b)	20,346	577,013
Blackbaud, Inc.	27,006	2,077,302
BlackLine, Inc. (a)(b)	30,809	1,583,891
Bottomline Technologies, Inc. (a)	24,163	1,055,440
BroadVision, Inc. (a)	599	803
BSQUARE Corp. (a)	4,329	6,061
Cadence Design Systems, Inc. (a)	122,955	7,816,249
Carbon Black, Inc.	38,160	574,308
CDK Global, Inc.	69,325	3,355,330
Check Point Software Technologies Ltd. (a)	68,403	7,543,483
Citrix Systems, Inc.	58,287	5,485,972
CommVault Systems, Inc. (a)	25,608	1,179,248
Cornerstone OnDemand, Inc. (a)	33,471	1,781,661
CounterPath Corp. (a)(b)	9,835	15,441
Coupa Software, Inc. (a)(b)	33,141	3,619,329
CyberArk Software Ltd. (a)(b)	19,514	2,576,824
Descartes Systems Group, Inc. (Canada) (a)	45,955	1,843,164
Digimarc Corp. (a)(b)	9,497	499,162
Digital Turbine, Inc. (a)	64,624	243,632
DocuSign, Inc. (a)	91,817	5,147,261
Dropbox, Inc. Class A (a)	132,672	2,993,080
Ebix, Inc. (b)	17,154	805,037
eGain Communications Corp. (a)	19,235	151,572
Everbridge, Inc. (a)	18,345	1,442,651
Evolving Systems, Inc. (a)	7,319	6,250
FireEye, Inc. (a)	99,351	1,449,531
Five9, Inc. (a)	34,023	1,747,081
Forescout Technologies, Inc. (a)	21,926	704,263
Fortinet, Inc. (a)	95,459	6,918,868
Ideanomics, Inc. (a)(b)	109,229	145,275
Innovate Biopharmaceuticals, Inc. (a)(b)	32,567	41,686
Inseego Corp. (a)(b)	47,483	229,818
Intuit, Inc.	112,536	27,554,440
j2 Global, Inc.	27,504	2,318,312
LivePerson, Inc. (a)(b)	35,362	984,124
LogMeIn, Inc.	28,371	2,037,889
Magic Software Enterprises Ltd.	23,096	197,471
Manhattan Associates, Inc. (a)	36,121	2,364,842
Materialise NV ADR (a)(b)	17,134	253,755
Microsoft Corp.	3,432,172	424,490,998
MicroStrategy, Inc. Class A (a)	5,388	716,119
Mimecast Ltd. (a)	33,843	1,536,472
Mitek Systems, Inc. (a)	30,316	309,223
MobileIron, Inc. (a)	72,399	404,710
Monotype Imaging Holdings, Inc.	27,873	454,051
NetSol Technologies, Inc. (a)	5,108	30,035
NICE Systems Ltd. sponsored ADR (a)(b)	23,386	3,270,532
Nuance Communications, Inc. (a)	160,392	2,753,931
Nutanix, Inc. Class A (a)	80,918	2,271,368
NXT-ID, Inc. (a)	34,241	22,647
Onespan, Inc. (a)	24,175	337,241
Open Text Corp.	150,279	5,975,136
Parametric Technology Corp. (a)	65,927	5,541,824
Park City Group, Inc. (a)	9,653	50,775
Paylocity Holding Corp. (a)	29,509	2,957,392
Pegasystems, Inc.	42,409	3,059,385
Pluralsight, Inc. (b)	53,091	1,691,479
Progress Software Corp.	25,286	1,035,715
Proofpoint, Inc. (a)	24,155	2,714,056
QAD, Inc. Class A	11,878	513,130
Qualys, Inc. (a)	22,053	1,954,116
Qumu Corp. (a)	2,780	8,979
Rapid7, Inc. (a)	26,447	1,381,856
RealPage, Inc. (a)	44,840	2,615,069
Red Violet, Inc. (a)(b)	13,190	155,378
Sapiens International Corp. NV	29,782	468,173
SeaChange International, Inc. (a)	24,750	31,433
SecureWorks Corp. (a)(b)	19,240	281,096
ShotSpotter, Inc. (a)(b)	8,669	398,774
SITO Mobile Ltd. (a)(b)	29,695	27,913
Smith Micro Software, Inc. (a)(b)	40,199	118,185
Sphere 3D Corp. (a)(b)	12,002	19,803
Splunk, Inc. (a)	82,496	9,403,719
SPS Commerce, Inc. (a)	10,477	1,067,921
SS&C Technologies Holdings, Inc.	140,035	7,792,948
StoneCo Ltd. Class A (a)(b)	81,340	2,049,768
Support.com, Inc. (a)	16,704	37,250
SurveyMonkey (b)	74,642	1,283,842
Symantec Corp.	277,706	5,201,433
Synacor, Inc. (a)	19,246	33,103
Synopsys, Inc. (a)	64,862	7,552,531
Talend SA ADR (a)(b)	16,712	779,448
TeleNav, Inc. (a)	34,719	259,004
Tenable Holdings, Inc.	57,300	1,595,805
The Trade Desk, Inc. (a)(b)	20,875	4,150,159
TiVo Corp.	64,768	466,330
Upland Software, Inc. (a)	13,837	647,433
Upwork, Inc. (b)	59,490	891,160
Varonis Systems, Inc. (a)	15,211	951,296
Verint Systems, Inc. (a)	34,844	1,977,397
Workday, Inc. Class A (a)	65,699	13,410,480
Xunlei Ltd. sponsored ADR (a)(b)	19,309	46,535
Zix Corp. (a)	44,061	394,787
Zscaler, Inc. (a)(b)	65,480	4,493,892
		732,600,478
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	2,109,382	369,289,507
Astro-Med, Inc.	3,663	93,809
Avid Technology, Inc. (a)	21,480	166,470
China TechFaith Wireless Communication Technology Ltd. sponsored ADR (a)	356	198
CPI Card Group (a)	1,132	2,819
Cray, Inc. (a)	22,950	803,480
Electronics for Imaging, Inc. (a)	24,032	880,773
Everspin Technologies, Inc. (a)(b)	17,264	118,431
Immersion Corp. (a)	16,408	123,716
Intevac, Inc. (a)	24,594	130,348
Logitech International SA (b)	92,137	3,322,460
NetApp, Inc.	141,969	8,404,565
On Track Innovations Ltd. (a)(b)	22,179	10,646
Seagate Technology LLC	157,253	6,581,038
Stratasys Ltd. (a)(b)	30,177	661,178
Transact Technologies, Inc.	5,746	49,473
Western Digital Corp.	129,175	4,807,894
		395,446,805

TOTAL INFORMATION TECHNOLOGY		1,960,595,144

MATERIALS - 0.3%
Chemicals - 0.1%
A. Schulman, Inc. rights (a)(c)	15,464	6,696
Advanced Emissions Solutions, Inc.	9,725	115,436
AgroFresh Solutions, Inc. (a)(b)	31,402	75,679
Balchem Corp.	17,987	1,631,241
Fuwei Films Holdings Co. Ltd. (a)	5,412	11,961
Gulf Resources, Inc. (a)	18,051	19,134
Hawkins, Inc.	5,991	213,040
Innophos Holdings, Inc.	10,285	273,478
Innospec, Inc.	13,670	1,103,306
Marrone Bio Innovations, Inc. (a)	67,680	104,227
Methanex Corp.	44,064	1,834,153
Northern Technologies International Corp.	2,380	59,381
Tantech Holdings Ltd. (a)	31,503	47,570
Taronis Technologies, Inc. (a)	7	3
		5,495,305
Construction Materials - 0.0%
China Advanced Construction Materials Group, Inc. (a)(b)	8,694	21,300
Tecnoglass, Inc.	18,608	133,419
U.S. Concrete, Inc. (a)(b)	10,081	469,472
United States Lime & Minerals, Inc.	2,950	240,897
		865,088
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	61,572	1,784,972
UFP Technologies, Inc. (a)	5,073	187,295
		1,972,267
Metals & Mining - 0.2%
Century Aluminum Co. (a)	46,076	257,565
China Natural Resources, Inc. (a)	11,233	20,219
Ferroglobe PLC	90,348	133,715
Ferroglobe Representation & Warranty Insurance (a)(c)	23,476	0
Haynes International, Inc.	9,313	271,288
Kaiser Aluminum Corp.	9,749	868,831
Mountain Province Diamonds, Inc.	73,559	71,839
Olympic Steel, Inc.	10,897	134,905
Pan American Silver Corp.	115,585	1,256,409
Royal Gold, Inc.	36,584	3,219,026
Schnitzer Steel Industries, Inc. Class A	18,445	389,374
SSR Mining, Inc. (a)(b)	67,684	790,214
Steel Dynamics, Inc.	126,145	3,172,547
Synalloy Corp.	4,836	89,756
Universal Stainless & Alloy Products, Inc. (a)	7,722	98,069
ZK International Group Co. Ltd. (a)	8,117	11,201
		10,784,958
Paper & Forest Products - 0.0%
Mercer International, Inc. (SBI)	43,521	623,656
Pope Resources, Inc. LP	1,792	122,017
		745,673

TOTAL MATERIALS		19,863,291

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Finance Trust, Inc.	58,496	611,868
Brookfield Property REIT, Inc. Class A (b)	89,310	1,646,876
CareTrust (REIT), Inc.	49,853	1,211,926
CIM Commercial Trust Corp. (b)	31,786	662,738
CyrusOne, Inc.	50,905	3,005,431
Equinix, Inc.	46,700	22,686,393
Gaming & Leisure Properties	114,924	4,538,349
Gladstone Commercial Corp.	18,518	390,174
Gladstone Land Corp. (b)	13,642	169,161
Global Self Storage, Inc.	4,374	16,053
Government Properties Income Trust	30,967	740,421
Hospitality Properties Trust (SBI)	91,316	2,271,029
Industrial Logistics Properties Trust	64,175	1,210,341
Lamar Advertising Co. Class A	46,677	3,650,608
Potlatch Corp.	37,739	1,269,917
Regency Centers Corp.	95,165	6,277,083
Retail Opportunity Investments Corp.	61,376	1,027,434
Sabra Health Care REIT, Inc.	101,548	1,958,861
SBA Communications Corp. Class A (a)	65,611	14,198,877
Senior Housing Properties Trust (SBI)	136,980	1,079,402
Sotherly Hotels, Inc.	13,575	95,975
Uniti Group, Inc. (b)	120,795	1,160,840
Wheeler REIT, Inc. (a)(b)	15,634	26,109
		69,905,866
Real Estate Management & Development - 0.2%
Altisource Portfolio Solutions SA (a)(b)	11,426	230,005
Boston Omaha Corp. (a)	12,606	304,183
Brookfield Property Partners LP	237,287	4,390,758
China HGS Real Estate, Inc. (a)(b)	13,939	12,406
Colliers International Group, Inc. (b)	23,509	1,448,179
Cresud S.A.C.I.F. y A. sponsored ADR (b)	23,526	234,789
Elbit Imaging Ltd. (a)	37	22
eXp World Holdings, Inc. (a)(b)	33,873	345,505
FirstService Corp.	22,078	1,994,968
FRP Holdings, Inc. (a)	8,211	381,976
Griffin Industrial Realty, Inc.	2,554	94,881
Gyrodyne LLC (a)	1,037	19,755
Landmark Infrastructure Partners LP	12,077	181,759
Newmark Group, Inc.	147,628	1,178,071
Redfin Corp. (a)(b)	50,422	794,651
Stratus Properties, Inc. (a)	4,283	120,352
		11,732,260

TOTAL REAL ESTATE		81,638,126

UTILITIES - 0.5%
Electric Utilities - 0.4%
Alliant Energy Corp.	132,080	6,268,517
MGE Energy, Inc.	21,282	1,409,720
Otter Tail Corp.	23,594	1,171,914
Spark Energy, Inc. Class A, (b)	5,832	57,154
Xcel Energy, Inc.	224,493	12,872,429
		21,779,734
Gas Utilities - 0.0%
RGC Resources, Inc.	3,685	100,343
Independent Power and Renewable Electricity Producers - 0.1%
Atlantica Yield PLC	56,076	1,202,830
Pattern Energy Group, Inc.	53,705	1,139,083
Terraform Power, Inc.	116,644	1,574,694
VivoPower International PLC (a)	1,305	1,475
		3,918,082
Water Utilities - 0.0%
Artesian Resources Corp. Class A	5,784	205,968
Cadiz, Inc. (a)(b)	19,334	200,687
Connecticut Water Service, Inc.	8,160	569,894
Global Water Resources, Inc.	9,461	90,069
Middlesex Water Co.	13,345	789,490
Pure Cycle Corp. (a)	12,765	120,246
York Water Co.	7,627	262,979
		2,239,333

TOTAL UTILITIES		28,037,492

TOTAL COMMON STOCKS
(Cost $3,383,735,221)		5,307,101,652
	Principal Amount	Value

U.S. Treasury Obligations - 0.8%
U.S. Treasury Bills, yield at date of purchase 2.41% to 2.48% 9/12/19 (e)
(Cost $51,639,655)	52,000,000	51,664,455
	Shares	Value

Money Market Funds - 21.5%
Fidelity Cash Central Fund 2.41% (f)	908,793,106	$908,974,864
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	436,166,623	436,210,239
TOTAL MONEY MARKET FUNDS
(Cost $1,345,177,174)		1,345,185,103
TOTAL INVESTMENT IN SECURITIES - 107.1%
(Cost $4,780,552,050)		6,703,951,210
NET OTHER ASSETS (LIABILITIES) - (7.1)%		(446,782,071)
NET ASSETS - 100%		$6,257,169,139

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	6,657	June 2019	$949,754,190	$579,806	$579,806

The notional amount of futures purchased as a percentage of Net Assets is 15.2%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $900,278,843.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $0 or 0.0% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $51,178,611.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,241,869
Fidelity Securities Lending Cash Central Fund	2,189,588
Total	$12,431,457

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$918,990,113	$918,990,113	$--	$--
Consumer Discretionary	773,738,284	773,738,284	--	--
Consumer Staples	238,109,019	238,109,019	--	--
Energy	26,006,851	26,004,777	--	2,074
Financials	387,608,874	387,608,874	--	--
Health Care	609,680,473	609,424,367	--	256,106
Industrials	262,833,985	262,833,985	--	--
Information Technology	1,960,595,144	1,960,595,144	--	--
Materials	19,863,291	19,856,595	--	6,696
Real Estate	81,638,126	81,638,126	--	--
Utilities	28,037,492	28,037,492	--	--
U.S. Government and Government Agency Obligations	51,664,455	--	51,664,455	--
Money Market Funds	1,345,185,103	1,345,185,103	--	--
Total Investments in Securities:	$6,703,951,210	$6,652,021,879	$51,664,455	$264,876
Derivative Instruments:
Assets
Futures Contracts	$579,806	$579,806	$--	$--
Total Assets	$579,806	$579,806	$--	$--
Total Derivative Instruments:	$579,806	$579,806	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of May 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$579,806	$0
Total Equity Risk	579,806	0
Total Value of Derivatives	$579,806	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2019 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $418,283,211) — See accompanying schedule: Unaffiliated issuers (cost $3,435,374,876)	$5,358,766,107
Fidelity Central Funds (cost $1,345,177,174)	1,345,185,103
Total Investment in Securities (cost $4,780,552,050)		$6,703,951,210
Foreign currency held at value (cost $22,977)		22,354
Receivable for investments sold		463,083
Receivable for fund shares sold		5,999,675
Dividends receivable		5,316,492
Distributions receivable from Fidelity Central Funds		2,489,594
Prepaid expenses		1,408
Receivable from investment adviser for expense reductions		297,072
Other receivables		6,958
Total assets		6,718,547,846
Liabilities
Payable to custodian bank	$437,907
Payable for fund shares redeemed	6,645,443
Accrued management fee	1,313,546
Payable for daily variation margin on futures contracts	16,224,064
Other affiliated payables	555,644
Other payables and accrued expenses	54,244
Collateral on securities loaned	436,147,859
Total liabilities		461,378,707
Net Assets		$6,257,169,139
Net Assets consist of:
Paid in capital		$4,263,375,164
Total distributable earnings (loss)		1,993,793,975
Net Assets, for 64,407,120 shares outstanding		$6,257,169,139
Net Asset Value, offering price and redemption price per share ($6,257,169,139 ÷ 64,407,120 shares)		$97.15

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2019 (Unaudited)
Investment Income
Dividends		$31,126,256
Interest		585,245
Income from Fidelity Central Funds		12,431,457
Total income		44,142,958
Expenses
Management fee	$7,351,671
Transfer agent fees	3,409,421
Accounting and security lending fees	199,416
Custodian fees and expenses	19,830
Independent trustees' fees and expenses	16,274
Registration fees	70,388
Audit	41,695
Legal	20,925
Miscellaneous	22,269
Total expenses before reductions	11,151,889
Expense reductions	(2,233,721)
Total expenses after reductions		8,918,168
Net investment income (loss)		35,224,790
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	46,249,386
Fidelity Central Funds	(7,520)
Foreign currency transactions	51
Futures contracts	(61,178,120)
Total net realized gain (loss)		(14,936,203)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	29,198,884
Fidelity Central Funds	6,393
Assets and liabilities in foreign currencies	(203)
Futures contracts	68,802,623
Total change in net unrealized appreciation (depreciation)		98,007,697
Net gain (loss)		83,071,494
Net increase (decrease) in net assets resulting from operations		$118,296,284

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2019 (Unaudited)	Year ended November 30, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$35,224,790	$52,555,222
Net realized gain (loss)	(14,936,203)	158,124,791
Change in net unrealized appreciation (depreciation)	98,007,697	139,110,287
Net increase (decrease) in net assets resulting from operations	118,296,284	349,790,300
Distributions to shareholders	(101,247,668)	(35,982,925)
Share transactions
Proceeds from sales of shares	844,171,251	2,022,386,654
Reinvestment of distributions	96,704,103	34,510,575
Cost of shares redeemed	(703,087,517)	(1,268,156,368)
Net increase (decrease) in net assets resulting from share transactions	237,787,837	788,740,861
Total increase (decrease) in net assets	254,836,453	1,102,548,236
Net Assets
Beginning of period	6,002,332,686	4,899,784,450
End of period	$6,257,169,139	$6,002,332,686
Other Information
Shares
Sold	8,701,620	20,776,948
Issued in reinvestment of distributions	1,137,160	378,987
Redeemed	(7,401,000)	(13,076,546)
Net increase (decrease)	2,437,780	8,079,389

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Nasdaq Composite Index Fund

	Six months ended (Unaudited) May 31,	Years endedNovember 30,
	2019	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$96.86	$90.92	$70.45	$67.89	$63.84	$54.46
Income from Investment Operations
Net investment income (loss)A	.56	.89	.76	.78	.68	.75B
Net realized and unrealized gain (loss)	1.39	5.71	20.38	2.80	4.13	9.54
Total from investment operations	1.95	6.60	21.14	3.58	4.81	10.29
Distributions from net investment income	(.81)	(.64)	(.65)	(.55)	(.52)	(.40)
Distributions from net realized gain	(.85)	(.02)	(.03)	(.48)	(.26)	(.52)
Total distributions	(1.66)	(.66)	(.67)C	(1.03)	(.78)	(.92)
Redemption fees added to paid in capitalA	–	–	–D	.01	.02	.01
Net asset value, end of period	$97.15	$96.86	$90.92	$70.45	$67.89	$63.84
Total ReturnE,F	2.26%	7.30%	30.26%	5.43%	7.70%	19.25%
Ratios to Average Net AssetsG,H
Expenses before reductions	.36%I	.40%	.41%	.42%	.52%	.55%
Expenses net of fee waivers, if any	.29%I	.29%	.29%	.29%	.29%	.29%
Expenses net of all reductions	.29%I	.29%	.29%	.29%	.29%	.29%
Net investment income (loss)	1.15%I	.90%	.94%	1.20%	1.05%	1.31%B
Supplemental Data
Net assets, end of period (000 omitted)	$6,257,169	$6,002,333	$4,899,784	$2,715,137	$2,076,377	$1,257,703
Portfolio turnover rateJ	5%I	15%	11%	4%	9%	5%

 A Calculated based on average shares outstanding during the period.

 B Net investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.07%.

 C Total distributions of $.67 per share is comprised of distributions from net investment income of $.645 and distributions from net realized gain of $.027 per share.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2019

1. Organization.

Fidelity Nasdaq Composite Index Fund (the Fund) is a fund of Fidelity Concord Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2019 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards, partnerships, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax were as follows:

Gross unrealized appreciation	$2,230,057,174
Gross unrealized depreciation	(316,063,315)
Net unrealized appreciation (depreciation)	$1,913,993,859
Tax cost	$4,790,537,157

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $254,724,299 and $124,482,319, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .24% of the Fund's average net assets.

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .11% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Prior to April 1, 2019, FSC had a separate agreement with the Fund for administration of the security lending program, based on the number and duration of lending transactions. For the period, the total fees paid for accounting and administration of securities lending were equivalent to an annualized rate of .01%.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8,516 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,185,096. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $2,189,588, including $54,878 from securities loaned to FCM.

9. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .29% of average net assets. This reimbursement will remain in place through March 31, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $2,229,724.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3,997.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2018 to May 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During Period-B December 1, 2018 to May 31, 2019
Actual	.29%	$1,000.00	$1,022.60	$1.46
Hypothetical-C		$1,000.00	$1,023.49	$1.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Nasdaq Composite Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund, including the fund's sub-advisory agreement (Sub-Advisory Agreement) with Geode Capital Management, LLC (Geode). FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and Geode from their respective relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity and Geode, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups and with representatives of Geode. The Board considered the structure of the investment personnel compensation programs and whether the structures provide appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

The Trustees also discussed with representatives of Fidelity, at meetings throughout the year, Fidelity's role in, among other things, overseeing compliance with federal securities laws and other applicable requirements by Geode with respect to the fund and monitoring and overseeing the performance and investment capabilities of Geode. The Trustees considered that the Board had received from Fidelity periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of Geode.

The Board also considered the nature, extent and quality of services provided by Geode. The Trustees noted that under the Sub-Advisory Agreement, subject to oversight by Fidelity, Geode is responsible for, among other things, identifying investments and arranging for execution of portfolio transactions to implement the fund's investment strategy. In addition, the Trustees noted that Geode is responsible for providing such reporting as may be requested by Fidelity to fulfill its oversight responsibilities discussed above.

Resources Dedicated to Investment Management and Support Services.  The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's and Geode's investment staffs, including their size, education, experience, and resources, as well as Fidelity's and Geode's approach to recruiting, training, managing, and compensating investment personnel. The Board considered that Fidelity's and Geode's investment professionals have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered Fidelity's and Geode's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and by FMR's affiliates under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that it and the boards of certain other Fidelity funds had formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain growth equity funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) eliminating short-term redemption fees for funds that had such fees; (ix) rationalizing product lines and gaining increased efficiencies from fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (xi) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund's tracking error versus its benchmark index. In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that an index fund's performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to a fund's benchmark index, over appropriate time periods taking into account relevant factors including the following: general market conditions; the characteristics of the fund's benchmark index; the extent to which statistical sampling is employed; any securities lending revenues; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and its benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2018, as shown below. A peer group is not shown below because the fund does not generally utilize a peer group for performance comparison purposes.

Fidelity Nasdaq Composite Index Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods (ended June 30 for 2018 and December 31 for prior periods) shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity Nasdaq Composite Index Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for the 12-month period ended June 30, 2018. The Board considered that the fund's investment strategy is more specialized than most funds in its Total Mapped Group.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for the 12-month period ended June 30, 2018. The Board considered that, in general, various factors can affect total expense ratios.

The Board further considered that FMR has contractually agreed to reimburse the fund to the extent that total operating expenses, with certain exceptions, as a percentage of its average net assets, exceed 0.29% through January 31, 2019.

Fees Charged to Other Clients.  The Board also considered fee structures applicable to clients of Fidelity and Geode, such as other funds advised or subadvised by Fidelity or Geode, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's and Geode's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's and Geode's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

The Board also considered information regarding the profitability of Geode's relationship with each fund.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends, in particular the underperformance of certain funds, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (iii) metrics for evaluating index fund and ETF performance and information about ETF trading characteristics; (iv) the methodology with respect to the evaluation of competitive fund data and peer group classifications and fee comparisons; (v) the expense structures for different funds and classes; (vi) information regarding other accounts managed by Fidelity, including collective investment trusts; and (vii) Fidelity's philosophies and strategies for evaluating funds and classes with lower or declining asset levels.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory and sub-advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

EIF-SANN-0719
1.795567.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Concord Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	July 24, 2019